UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: December 31, 2018

Item 1.	Reports to Stockholders.

Annual Report
December 31, 2018
State Street Master Funds
State Street Equity 500 Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

STATE STREET EQUITY 500 INDEX PORTFOLIO
Management's Discussion of Fund Performance (Unaudited)
The investment objective of the State Street Equity 500 Index Portfolio (the “Portfolio”) is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Index”). The Portfolio's benchmark is the S&P 500 Index.
For the12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Portfolio was –4.98% and the Index was –4.38%. The Portfolio and Index returns reflect the reinvestment of dividends and other income. The Portfolio’s performance reflects the expenses of managing the Portfolio, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash drag, and the cumulative effect of security misweights contributed to the difference between the Portfolio’s performance and that of the Index.
Equity markets opened the first month of 2018 with an acceleration of positive momentum following up on what was the strongest year for global equity markets since 2009. The sharp rise in yields that accelerated into the end of the month coincided with a reversal in U.S. equities at the end of January, including the first drop of more than 1% in the Index since August. Despite this, the Index returned over 5.7% for the month of January. The fifteen month run of gains for global equity markets and historically low volatility across asset classes came to an abrupt end in February as U.S. equities fell into correction territory for the first time in two years. The release of the January non-farm payrolls report on February 2nd noted that average hourly earnings rose by approximately 2.9% on a year-over-year basis, the highest reading since the beginning of the economic recovery. The release prompted a swift reassessment of government bond yields and a 2.10% selloff in the S&P 500 for the day, a decline larger than any seen the whole of 2017. The next two months followed suit with a drop of 3.69% in February and a drop of 2.54% in March.
Markets took a tentative step forward in April after February and March left the Index in the red to close off the first quarter of 2018. Unlike early February, when rising yields that came close to 3% were widely cited as a catalyst that unnerved equity markets, the gradual rise in yields to 3% in April coincided with generally positive equity market performance. U.S. equity markets managed to post modest gains each month of the second quarter, even as increasing tensions around a possible global trade war contributed to a two week selloff in U.S. shares to close the quarter.
The market environment during the third quarter in many ways mimicked what had already transpired throughout much of 2018. The Index surpassed the 1990s bull market to enter into the longest bull market ever – setting all-time highs along the way. The final tallies on second quarter earnings played their part as S&P 500 companies delivered earnings growth of nearly 25% on a year-over-year basis, with more than 3 out of 4 companies beating expectations. Large cap stocks, as represented by the S&P 500, displayed the most uninterrupted progress during the third quarter – posting an advance of approximately 7.7%.
In what is usually a seasonally favorable period, in Q4 of 2018, US equities exhibited their worst quarterly performance since 2011 when the market was facing debt ceiling negotiations and a credit rating downgrade from Standard & Poor’s. Although volatility prevailed during the entirety of the quarter, October and December were particularly vicious. Both months started out with building optimism based on improved outlooks for trade deals. In October, the United States, Canada and Mexico came to terms on a trade agreement which briefly lifted spirits. Meanwhile, December’s arrival was met with a trade truce between the United States and China based on discussions at the G20 meeting in Argentina. However, a host of factors relating to rising interest rates, economic growth concerns and systematic or algorithmic trading strategies stifled those short-lived rallies and sent the S&P 500 down approximately 13.5% for the quarter. This brought the index to a final return of –4.38% for the year.
The Portfolio invested in futures to achieve the desired exposure during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were: Microsoft Corporation, Amazon.com Inc., and Merck & Co., Inc. The top negative contributors to the Fund’s performance during the Reporting Period were: Facebook, Inc. Class A, General Electric Company, and AT&T Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street Equity 500 Index Portfolio
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2018

	Total Return One Year Ended December 31, 2018	Average Annual Total Return Five Years Ended December 31, 2018	Average Annual Total Return Ten Years Ended December 31, 2018
State Street Equity 500 Index Portfolio	(4.98%)	8.44%	13.08%
S&P 500® Index(b)	(4.38%)	8.49%	13.12%

(b)	The S&P 500 Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

State Street Equity 500 Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2018

% of Net Assets
Common Stocks	98.0%
Short-Term Investments	2.2
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of December 31, 2018

Description	% of Net Assets
Information Technology	19.7%
Health Care	15.2
Financials	13.1
Communication Services	9.9
Consumer Discretionary	9.7
TOTAL	67.6%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2018

Security Description	Shares	Value
COMMON STOCKS — 98.0%
COMMUNICATION SERVICES — 9.9%
Activision Blizzard, Inc.	47,700	$ 2,221,389
Alphabet, Inc. Class A (a)	19,123	19,982,770
Alphabet, Inc. Class C (a)	19,645	20,344,558
AT&T, Inc.	465,200	13,276,808
Cars.com, Inc. (a)	1	22
CBS Corp. Class B	20,418	892,675
CenturyLink, Inc.	62,587	948,193
Charter Communications, Inc. Class A (a)	11,400	3,248,658
Comcast Corp. Class A	289,330	9,851,686
Discovery, Inc. Class A (a)(b)	9,497	234,956
Discovery, Inc. Class C (a)	20,660	476,833
DISH Network Corp. Class A (a)	15,100	377,047
Electronic Arts, Inc. (a)	19,021	1,500,947
Facebook, Inc. Class (a)	153,307	20,097,015
Interpublic Group of Cos., Inc.	23,128	477,131
Netflix, Inc. (a)	27,896	7,466,643
News Corp. Class A	28,814	327,039
News Corp. Class B	7,500	86,625
Omnicom Group, Inc. (b)	14,950	1,094,938
Take-Two Interactive Software, Inc. (a)	7,600	782,344
TripAdvisor, Inc. (a)	7,215	389,177
Twenty-First Century Fox, Inc. Class A	67,809	3,262,969
Twenty-First Century Fox, Inc. Class B	31,200	1,490,736
Twitter, Inc. (a)	45,500	1,307,670
Verizon Communications, Inc.	263,951	14,839,325
Viacom, Inc. Class B	24,341	625,564
Walt Disney Co.	94,893	10,405,017
		136,008,735
CONSUMER DISCRETIONARY — 9.7%
Advance Auto Parts, Inc.	4,300	677,078
Amazon.com, Inc. (a)	26,302	39,504,815
Aptiv PLC	16,181	996,264
AutoZone, Inc. (a)	1,588	1,331,284
Best Buy Co., Inc.	16,013	848,048
Booking Holdings, Inc. (a)	3,008	5,181,039
BorgWarner, Inc.	13,223	459,367
CarMax, Inc. (a)(b)	11,997	752,572
Carnival Corp.	24,649	1,215,196
Chipotle Mexican Grill, Inc. (a)	1,614	696,909
D.R. Horton, Inc.	22,479	779,122
Darden Restaurants, Inc.	8,117	810,564
Dollar General Corp.	16,287	1,760,299
Dollar Tree, Inc. (a)	15,782	1,425,430
eBay, Inc. (a)	59,258	1,663,372
Expedia Group, Inc.	7,923	892,526
Foot Locker, Inc.	8,000	425,600
Ford Motor Co.	251,860	1,926,729
Security Description	Shares	Value
Gap, Inc.	15,364	$ 395,777
Garmin, Ltd.	7,360	466,035
General Motors Co.	84,577	2,829,101
Genuine Parts Co.	9,220	885,304
Goodyear Tire & Rubber Co.	14,413	294,169
H&R Block, Inc. (b)	12,851	326,030
Hanesbrands, Inc. (b)	23,400	293,202
Harley-Davidson, Inc.	10,385	354,336
Hasbro, Inc. (b)	7,628	619,775
Hilton Worldwide Holdings, Inc.	18,700	1,342,660
Home Depot, Inc.	72,010	12,372,758
Kohl's Corp.	11,188	742,212
L Brands, Inc.	15,246	391,365
Leggett & Platt, Inc.	9,844	352,809
Lennar Corp. Class A	18,125	709,594
LKQ Corp. (a)	20,800	493,584
Lowe's Cos., Inc.	51,012	4,711,468
Macy's, Inc.	17,961	534,879
Marriott International, Inc. Class A	17,852	1,938,013
Mattel, Inc. (a)(b)	17,143	171,259
McDonald's Corp.	49,115	8,721,351
MGM Resorts International	31,800	771,468
Michael Kors Holdings, Ltd. (a)	8,886	336,957
Mohawk Industries, Inc. (a)	4,169	487,606
Newell Brands, Inc. (b)	26,350	489,846
NIKE, Inc. Class B	81,002	6,005,488
Nordstrom, Inc. (b)	7,756	361,507
Norwegian Cruise Line Holdings, Ltd. (a)	12,900	546,831
O'Reilly Automotive, Inc. (a)	5,220	1,797,403
PulteGroup, Inc.	16,443	427,354
PVH Corp.	4,751	441,605
Ralph Lauren Corp.	3,436	355,489
Ross Stores, Inc.	23,344	1,942,221
Royal Caribbean Cruises, Ltd.	11,300	1,105,027
Starbucks Corp.	79,292	5,106,405
Tapestry, Inc.	19,000	641,250
Target Corp.	33,744	2,230,141
Tiffany & Co.	6,581	529,836
TJX Cos., Inc.	78,550	3,514,327
Tractor Supply Co.	8,274	690,383
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,600	881,424
Under Armour, Inc. Class A (a)(b)	14,376	254,024
Under Armour, Inc. Class C (a)(b)	14,478	234,109
VF Corp.	20,128	1,435,931
Whirlpool Corp.	4,559	487,220
Wynn Resorts, Ltd.	6,259	619,078
Yum! Brands, Inc.	19,790	1,819,097
		133,803,922
CONSUMER STAPLES — 7.3%
Altria Group, Inc.	119,570	5,905,562

See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Archer-Daniels-Midland Co.	35,692	$ 1,462,301
British American Tobacco PLC ADR	1	32
Brown-Forman Corp. Class B	10,827	515,149
Campbell Soup Co. (b)	12,083	398,618
Church & Dwight Co., Inc.	16,200	1,065,312
Clorox Co.	8,179	1,260,711
Coca-Cola Co.	244,222	11,563,912
Colgate-Palmolive Co.	55,679	3,314,014
Conagra Brands, Inc.	32,051	684,609
Constellation Brands, Inc. Class A	10,576	1,700,832
Costco Wholesale Corp.	28,234	5,751,548
Coty, Inc. Class A (a)	28,940	189,846
Estee Lauder Cos., Inc. Class A	14,363	1,868,626
General Mills, Inc.	37,022	1,441,637
Hershey Co.	8,615	923,356
Hormel Foods Corp. (b)	15,998	682,795
J.M. Smucker Co.	7,355	687,619
Kellogg Co.	15,907	906,858
Kimberly-Clark Corp.	22,373	2,549,180
Kraft Heinz Co.	40,251	1,732,403
Kroger Co.	51,310	1,411,025
Lamb Weston Holdings, Inc.	9,400	691,464
McCormick & Co., Inc.	8,061	1,122,414
Molson Coors Brewing Co. Class B	11,409	640,730
Mondelez International, Inc. Class A	94,294	3,774,589
Monster Beverage Corp. (a)	25,487	1,254,470
PepsiCo, Inc.	89,938	9,936,350
Philip Morris International, Inc.	98,587	6,581,668
Procter & Gamble Co.	158,913	14,607,283
Sysco Corp.	30,735	1,925,855
Tyson Foods, Inc. Class A	19,191	1,024,799
Walmart, Inc.	91,599	8,532,447
Walgreens Boots Alliance, Inc.	51,713	3,533,549
		99,641,563
ENERGY — 5.2%
Anadarko Petroleum Corp.	32,944	1,444,265
Apache Corp.	24,970	655,463
Baker Hughes a GE Co.	33,794	726,571
Cabot Oil & Gas Corp.	26,722	597,237
Chevron Corp.	121,934	13,265,200
Cimarex Energy Co.	6,042	372,489
Concho Resources, Inc. (a)	12,300	1,264,317
ConocoPhillips	73,203	4,564,207
Devon Energy Corp.	30,550	688,597
Diamondback Energy, Inc.	9,700	899,190
EOG Resources, Inc.	37,063	3,232,264
Exxon Mobil Corp.	270,972	18,477,581
Halliburton Co.	56,167	1,492,919
Helmerich & Payne, Inc.	7,974	382,274
Hess Corp.	16,544	670,032
HollyFrontier Corp.	10,400	531,648
Kinder Morgan, Inc.	117,476	1,806,781
Security Description	Shares	Value
Marathon Oil Corp.	55,089	$ 789,976
Marathon Petroleum Corp.	44,584	2,630,902
National Oilwell Varco, Inc.	24,341	625,564
Newfield Exploration Co. (a)	12,385	181,564
Noble Energy, Inc.	32,895	617,110
Occidental Petroleum Corp.	47,935	2,942,250
ONEOK, Inc.	26,304	1,419,101
Phillips 66	27,392	2,359,821
Pioneer Natural Resources Co.	10,924	1,436,724
Schlumberger, Ltd.	89,093	3,214,475
TechnipFMC PLC	29,109	569,954
Valero Energy Corp.	27,686	2,075,619
Williams Cos., Inc.	76,410	1,684,841
		71,618,936
FINANCIALS — 13.1%
Affiliated Managers Group, Inc.	3,376	328,957
Aflac, Inc.	49,574	2,258,591
Allstate Corp.	22,467	1,856,448
American Express Co.	44,552	4,246,697
American International Group, Inc.	57,032	2,247,631
Ameriprise Financial, Inc.	9,463	987,653
Aon PLC	15,682	2,279,536
Arthur J Gallagher & Co.	12,000	884,400
Assurant, Inc.	3,946	352,930
Bank of America Corp.	582,066	14,342,106
Bank of New York Mellon Corp.	58,891	2,771,999
BB&T Corp.	50,039	2,167,690
Berkshire Hathaway, Inc. Class B (a)	124,619	25,444,707
BlackRock, Inc.	7,718	3,031,785
Brighthouse Financial, Inc. (a)	7,075	215,646
Capital One Financial Corp.	29,968	2,265,281
Cboe Global Markets, Inc.	7,500	733,725
Charles Schwab Corp.	77,189	3,205,659
Chubb, Ltd.	29,241	3,777,352
Cincinnati Financial Corp.	9,205	712,651
Citigroup, Inc.	155,593	8,100,172
Citizens Financial Group, Inc.	28,500	847,305
CME Group, Inc.	22,992	4,325,255
Comerica, Inc.	11,017	756,758
Discover Financial Services	22,277	1,313,898
E*TRADE Financial Corp.	16,989	745,477
Everest Re Group, Ltd.	2,700	587,952
Fifth Third Bancorp	41,054	966,001
First Republic Bank	10,500	912,450
Franklin Resources, Inc.	17,151	508,699
Goldman Sachs Group, Inc.	21,988	3,673,095
Hartford Financial Services Group, Inc.	22,230	988,124
Huntington Bancshares, Inc.	70,265	837,559
Intercontinental Exchange, Inc.	36,125	2,721,296
Invesco, Ltd.	28,289	473,558
Jefferies Financial Group, Inc.	17,509	303,956
JPMorgan Chase & Co.	212,172	20,712,231
KeyCorp	64,479	953,000

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Lincoln National Corp.	14,310	$ 734,246
Loews Corp.	16,912	769,834
M&T Bank Corp.	9,234	1,321,662
Marsh & McLennan Cos., Inc.	32,534	2,594,587
MetLife, Inc.	64,526	2,649,438
Moody's Corp.	11,034	1,545,201
Morgan Stanley	84,955	3,368,466
MSCI, Inc.	6,000	884,580
Nasdaq, Inc.	6,925	564,872
Northern Trust Corp.	13,910	1,162,737
People's United Financial, Inc.	22,434	323,723
PNC Financial Services Group, Inc.	29,642	3,465,446
Principal Financial Group, Inc.	15,726	694,617
Progressive Corp.	37,852	2,283,611
Prudential Financial, Inc.	26,937	2,196,712
Raymond James Financial, Inc.	7,800	580,398
Regions Financial Corp.	68,043	910,415
S&P Global, Inc.	15,998	2,718,700
State Street Corp. (c)	24,347	1,535,565
SunTrust Banks, Inc.	29,782	1,502,204
SVB Financial Group (a)	3,500	664,720
Synchrony Financial	42,871	1,005,754
T Rowe Price Group, Inc.	15,120	1,395,878
Torchmark Corp.	6,384	475,800
Travelers Cos., Inc.	17,298	2,071,436
Unum Group	14,124	414,963
US Bancorp	98,130	4,484,541
Wells Fargo & Co.	270,146	12,448,328
Willis Towers Watson PLC	8,379	1,272,435
Zions Bancorp	12,058	491,243
		180,370,342
HEALTH CARE — 15.2%
Abbott Laboratories	112,849	8,162,368
AbbVie, Inc.	95,863	8,837,610
ABIOMED, Inc. (a)	2,800	910,112
Agilent Technologies, Inc.	20,275	1,367,751
Alexion Pharmaceuticals, Inc. (a)	14,427	1,404,613
Align Technology, Inc. (a)	4,500	942,435
Allergan PLC	20,426	2,730,139
AmerisourceBergen Corp.	10,552	785,069
Amgen, Inc.	40,591	7,901,850
Anthem, Inc.	16,419	4,312,122
Baxter International, Inc.	31,070	2,045,027
Becton Dickinson and Co.	17,177	3,870,322
Biogen, Inc. (a)	12,947	3,896,011
Boston Scientific Corp. (a)	87,477	3,091,437
Bristol-Myers Squibb Co.	105,112	5,463,722
Cardinal Health, Inc.	18,624	830,630
Celgene Corp. (a)	45,065	2,888,216
Centene Corp. (a)	13,100	1,510,430
Cerner Corp. (a)	20,963	1,099,300
Cigna Corp.	24,385	4,631,169
Cooper Cos., Inc.	3,300	839,850
CVS Health Corp.	82,933	5,433,770
Security Description	Shares	Value
Danaher Corp.	39,478	$ 4,070,971
DaVita, Inc. (a)	9,072	466,845
DENTSPLY SIRONA, Inc.	14,366	534,559
Edwards Lifesciences Corp. (a)	13,490	2,066,263
Eli Lilly & Co.	60,057	6,949,796
Gilead Sciences, Inc.	82,346	5,150,742
HCA Healthcare, Inc.	17,300	2,152,985
Henry Schein, Inc. (a)	9,700	761,644
Hologic, Inc. (a)	17,600	723,360
Humana, Inc.	8,817	2,525,894
IDEXX Laboratories, Inc. (a)	5,400	1,004,508
Illumina, Inc. (a)	9,300	2,789,349
Incyte Corp. (a)	11,900	756,721
Intuitive Surgical, Inc. (a)	7,256	3,475,044
IQVIA Holdings, Inc. (a)	10,000	1,161,700
Johnson & Johnson	171,641	22,150,271
Laboratory Corp. of America Holdings (a)	6,447	814,643
McKesson Corp.	12,231	1,351,159
Medtronic PLC	85,704	7,795,636
Merck & Co., Inc.	165,798	12,668,625
Mettler-Toledo International, Inc. (a)	1,600	904,928
Mylan NV (a)	34,707	950,972
Nektar Therapeutics (a)	10,700	351,709
PerkinElmer, Inc.	7,032	552,364
Perrigo Co. PLC	8,714	337,668
Pfizer, Inc.	368,648	16,091,485
Quest Diagnostics, Inc.	8,458	704,298
Regeneron Pharmaceuticals, Inc. (a)	5,058	1,889,163
ResMed, Inc.	9,500	1,081,765
Stryker Corp.	20,195	3,165,566
Thermo Fisher Scientific, Inc.	25,912	5,798,846
UnitedHealth Group, Inc.	61,622	15,351,273
Universal Health Services, Inc. Class B	5,300	617,768
Varian Medical Systems, Inc. (a)	6,031	683,373
Vertex Pharmaceuticals, Inc. (a)	16,348	2,709,027
Waters Corp. (a)	5,015	946,080
WellCare Health Plans, Inc. (a)	3,100	731,879
Zimmer Biomet Holdings, Inc.	13,427	1,392,648
Zoetis, Inc.	30,228	2,585,703
		209,171,183
INDUSTRIALS — 9.0%
3M Co.	37,043	7,058,173
Alaska Air Group, Inc.	8,200	498,970
Allegion PLC	5,437	433,383
American Airlines Group, Inc. (b)	24,400	783,484
AMETEK, Inc.	15,101	1,022,338
AO Smith Corp.	9,700	414,190
Arconic, Inc.	28,263	476,514
Boeing Co.	33,624	10,843,740
C.H. Robinson Worldwide, Inc.	8,582	721,660
Caterpillar, Inc.	37,555	4,772,114

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Cintas Corp.	5,722	$ 961,239
Copart, Inc. (a)	13,200	630,696
CSX Corp.	50,859	3,159,870
Cummins, Inc.	9,844	1,315,552
Deere & Co.	20,954	3,125,708
Delta Air Lines, Inc.	39,466	1,969,353
Dover Corp.	8,545	606,268
Eaton Corp. PLC	28,199	1,936,143
Emerson Electric Co.	40,469	2,418,023
Equifax, Inc.	7,595	707,322
Expeditors International of Washington, Inc.	11,844	806,458
Fastenal Co.	17,642	922,500
FedEx Corp.	15,750	2,540,948
Flowserve Corp.	9,555	363,281
Fluor Corp.	9,256	298,043
Fortive Corp.	19,281	1,304,552
Fortune Brands Home & Security, Inc.	10,100	383,699
General Dynamics Corp.	17,789	2,796,609
General Electric Co.	560,249	4,241,085
Harris Corp.	7,498	1,009,606
Honeywell International, Inc.	47,003	6,210,036
Huntington Ingalls Industries, Inc.	2,800	532,868
IHS Markit, Ltd. (a)	23,400	1,122,498
Illinois Tool Works, Inc.	19,571	2,479,450
Ingersoll-Rand PLC	15,116	1,379,033
Jacobs Engineering Group, Inc.	7,057	412,552
JB Hunt Transport Services, Inc.	5,500	511,720
Johnson Controls International PLC	58,993	1,749,142
Kansas City Southern	7,004	668,532
L3 Technologies, Inc.	5,165	896,954
Lockheed Martin Corp.	15,890	4,160,638
Masco Corp.	17,839	521,612
Nielsen Holdings PLC	23,375	545,339
Norfolk Southern Corp.	17,268	2,582,257
Northrop Grumman Corp.	11,186	2,739,451
PACCAR, Inc.	21,435	1,224,796
Parker-Hannifin Corp.	8,414	1,254,864
Pentair PLC	11,791	445,464
Quanta Services, Inc.	9,993	300,789
Raytheon Co.	18,436	2,827,161
Republic Services, Inc.	13,414	967,015
Robert Half International, Inc.	6,974	398,913
Rockwell Automation, Inc.	7,479	1,125,440
Rollins, Inc.	9,450	341,145
Roper Technologies, Inc.	6,735	1,795,012
Snap-on, Inc.	3,572	518,976
Southwest Airlines Co.	31,927	1,483,967
Stanley Black & Decker, Inc.	9,650	1,155,491
Textron, Inc.	14,806	680,928
TransDigm Group, Inc. (a)	3,100	1,054,186
Union Pacific Corp.	47,338	6,543,532
Security Description	Shares	Value
United Continental Holdings, Inc. (a)	14,200	$ 1,188,966
United Parcel Service, Inc. Class B	44,255	4,316,190
United Rentals, Inc. (a)	5,600	574,168
United Technologies Corp.	51,879	5,524,076
Verisk Analytics, Inc. (a)	10,300	1,123,112
W.W. Grainger, Inc.	2,712	765,760
Waste Management, Inc.	24,704	2,198,409
Xylem, Inc.	11,434	762,877
		123,604,840
INFORMATION TECHNOLOGY — 19.7%
Accenture PLC Class A	40,482	5,708,367
Adobe, Inc. (a)	31,213	7,061,629
Advanced Micro Devices, Inc. (a)(b)	57,400	1,059,604
Akamai Technologies, Inc. (a)	10,234	625,093
Alliance Data Systems Corp.	2,904	435,832
Amphenol Corp. Class A	19,280	1,562,066
Analog Devices, Inc.	23,970	2,057,345
ANSYS, Inc. (a)	5,600	800,464
Apple, Inc.	288,564	45,518,085
Applied Materials, Inc.	63,553	2,080,725
Arista Networks, Inc. (a)	3,100	653,170
Autodesk, Inc. (a)	14,270	1,835,265
Automatic Data Processing, Inc.	28,265	3,706,107
Broadcom, Inc.	26,635	6,772,748
Broadridge Financial Solutions, Inc.	7,000	673,750
Cadence Design Systems, Inc. (a)	18,500	804,380
Cisco Systems, Inc.	286,629	12,419,635
Citrix Systems, Inc.	8,578	878,902
Cognizant Technology Solutions Corp. Class A	36,627	2,325,082
Corning, Inc.	53,050	1,602,640
DXC Technology Co.	18,191	967,215
F5 Networks, Inc. (a)	3,759	609,071
Fidelity National Information Services, Inc.	21,186	2,172,624
Fiserv, Inc. (a)	26,184	1,924,262
FleetCor Technologies, Inc. (a)	5,800	1,077,176
FLIR Systems, Inc.	8,239	358,726
Fortinet, Inc. (a)	9,200	647,956
Gartner, Inc. (a)(b)	6,000	767,040
Global Payments, Inc.	10,575	1,090,600
Hewlett Packard Enterprise Co.	89,363	1,180,485
HP, Inc.	102,163	2,090,255
Intel Corp.	291,020	13,657,569
International Business Machines Corp.	58,447	6,643,670
Intuit, Inc.	16,526	3,253,143
IPG Photonics Corp. (a)	2,500	283,225
Jack Henry & Associates, Inc.	4,900	619,948
Juniper Networks, Inc.	22,844	614,732

See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Keysight Technologies, Inc. (a)	12,000	$ 744,960
KLA-Tencor Corp.	9,873	883,535
Lam Research Corp.	9,581	1,304,645
Mastercard, Inc. Class A	57,949	10,932,079
Maxim Integrated Products, Inc.	17,800	905,130
Microchip Technology, Inc. (b)	15,006	1,079,232
Micron Technology, Inc. (a)	70,928	2,250,545
Microsoft Corp.	494,777	50,254,500
Motorola Solutions, Inc.	10,428	1,199,637
NetApp, Inc.	16,843	1,005,022
NVIDIA Corp.	38,912	5,194,752
Oracle Corp.	162,770	7,349,065
Paychex, Inc.	21,131	1,376,685
PayPal Holdings, Inc. (a)	75,858	6,378,899
Qorvo, Inc. (a)	7,600	461,548
QUALCOMM, Inc. (b)	77,585	4,415,362
Red Hat, Inc. (a)	11,330	1,990,001
salesforce.com, Inc. (a)	48,505	6,643,730
Seagate Technology PLC	15,076	581,783
Skyworks Solutions, Inc.	11,800	790,836
Symantec Corp.	39,403	744,520
Synopsys, Inc. (a)	9,400	791,856
TE Connectivity, Ltd.	21,649	1,637,314
Texas Instruments, Inc.	61,106	5,774,517
Total System Services, Inc.	10,899	885,980
VeriSign, Inc. (a)	6,920	1,026,167
Visa, Inc. Class A	112,040	14,782,558
Western Digital Corp.	19,506	721,137
Western Union Co.	27,940	476,656
Xerox Corp.	15,823	312,662
Xilinx, Inc.	16,042	1,366,297
		270,800,196
MATERIALS — 2.7%
Air Products & Chemicals, Inc.	14,007	2,241,820
Albemarle Corp. (b)	7,100	547,197
Avery Dennison Corp.	5,818	522,631
Ball Corp.	21,216	975,512
Celanese Corp. Series A	8,600	773,742
CF Industries Holdings, Inc.	14,730	640,902
DowDuPont, Inc.	146,132	7,815,139
Eastman Chemical Co.	8,972	655,943
Ecolab, Inc.	16,165	2,381,913
FMC Corp.	8,622	637,683
Freeport-McMoRan, Inc.	90,364	931,653
International Flavors & Fragrances, Inc. (b)	6,280	843,216
International Paper Co.	25,408	1,025,467
Linde PLC	35,029	5,465,925
LyondellBasell Industries NV Class A	20,652	1,717,420
Martin Marietta Materials, Inc. (b)	4,055	696,933
Mosaic Co.	20,816	608,035
Newmont Mining Corp.	33,373	1,156,374
Nucor Corp.	20,306	1,052,054
Packaging Corp. of America	6,300	525,798
Security Description	Shares	Value
PPG Industries, Inc.	15,488	$ 1,583,338
Sealed Air Corp.	11,269	392,612
Sherwin-Williams Co.	5,187	2,040,877
Vulcan Materials Co.	8,390	828,932
WestRock Co.	16,448	621,077
		36,682,193
REAL ESTATE — 2.9%
Alexandria Real Estate Equities, Inc. REIT	6,700	772,108
American Tower Corp. REIT	28,382	4,489,749
Apartment Investment & Management Co. Class A, REIT	9,765	428,488
AvalonBay Communities, Inc. REIT	9,129	1,588,902
Boston Properties, Inc. REIT	9,821	1,105,354
CBRE Group, Inc. Class A (a)	20,108	805,124
Crown Castle International Corp. REIT	26,642	2,894,121
Digital Realty Trust, Inc. REIT	13,300	1,417,115
Duke Realty Corp. REIT	22,500	582,750
Equinix, Inc. REIT	5,138	1,811,453
Equity Residential REIT	24,138	1,593,349
Essex Property Trust, Inc. REIT	4,455	1,092,411
Extra Space Storage, Inc. REIT	7,500	678,600
Federal Realty Investment Trust REIT	4,600	542,984
HCP, Inc. REIT	31,277	873,567
Host Hotels & Resorts, Inc. REIT	48,759	812,813
Iron Mountain, Inc. REIT	18,074	585,778
Kimco Realty Corp. REIT	23,116	338,649
Macerich Co. REIT	7,245	313,564
Mid-America Apartment Communities, Inc. REIT	6,900	660,330
Prologis, Inc. REIT	40,546	2,380,861
Public Storage REIT	9,452	1,913,179
Realty Income Corp. REIT	18,100	1,141,024
Regency Centers Corp. REIT	10,499	616,081
SBA Communications Corp. REIT (a)	7,100	1,149,419
Simon Property Group, Inc. REIT	19,435	3,264,886
SL Green Realty Corp. REIT	6,100	482,388
UDR, Inc. REIT	17,800	705,236
Ventas, Inc. REIT	22,403	1,312,592
Vornado Realty Trust REIT	10,446	647,965
Welltower, Inc. REIT	23,881	1,657,580
Weyerhaeuser Co. REIT	49,998	1,092,956
		39,751,376
UTILITIES — 3.3%
AES Corp.	43,759	632,755
Alliant Energy Corp.	14,700	621,075
Ameren Corp.	16,456	1,073,425
American Electric Power Co., Inc.	31,543	2,357,524

See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
American Water Works Co., Inc.	11,300	$ 1,025,701
CenterPoint Energy, Inc.	31,335	884,587
CMS Energy Corp.	18,801	933,470
Consolidated Edison, Inc.	19,600	1,498,616
Dominion Energy, Inc.	42,068	3,006,179
DTE Energy Co.	11,439	1,261,722
Duke Energy Corp.	45,891	3,960,393
Edison International	21,305	1,209,485
Entergy Corp.	12,200	1,050,054
Evergy, Inc.	16,499	936,648
Eversource Energy	20,243	1,316,605
Exelon Corp.	61,959	2,794,351
FirstEnergy Corp.	29,729	1,116,324
NextEra Energy, Inc.	30,257	5,259,272
NiSource, Inc.	23,078	585,027
NRG Energy, Inc.	19,998	791,921
PG&E Corp. (a)	33,712	800,660
Pinnacle West Capital Corp.	6,556	558,571
PPL Corp.	44,756	1,267,937
Public Service Enterprise Group, Inc.	32,336	1,683,089
SCANA Corp.	9,501	453,958
Sempra Energy	17,724	1,917,559
Southern Co.	64,984	2,854,097
WEC Energy Group, Inc.	20,287	1,405,078
Xcel Energy, Inc.	33,700	1,660,399
		44,916,482
TOTAL COMMON STOCKS (Cost $455,091,918)		1,346,369,768

SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (d) (e)	27,348,182	27,348,182
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (f)	2,502,193	$ 2,502,193
TOTAL SHORT-TERM INVESTMENTS (Cost $29,850,375)		29,850,375
TOTAL INVESTMENTS — 100.2% (Cost $484,942,293)		1,376,220,143
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(2,427,692)
NET ASSETS — 100.0%		$ 1,373,792,451
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2018.
(f)	Investment of cash collateral for securities loaned.
ADR	=American Depositary Receipt
REIT	=Real Estate Investment Trust

At December 31, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	218	03/15/2019	$28,521,589	$27,306,680	$(1,214,909)
During the period ended December 31, 2018, average notional value related to futures contracts was $30,118,992 or 2% of net assets.
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,346,369,768	$—	$—	$1,346,369,768
Short-Term Investments	29,850,375	—	—	29,850,375
TOTAL INVESTMENTS	$1,376,220,143	$—	$—	$1,376,220,143
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(1,214,909)	—	—	(1,214,909)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (1,214,909)	$—	$—	$ (1,214,909)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Corp.	25,847	$ 2,522,926	$ 168,671	$ 324,786	$204,164	$(1,035,410)	24,347	$ 1,535,565	$ 43,170	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,556,254	27,556,254	252,651,950	252,860,022	—	—	27,348,182	27,348,182	460,985	—
State Street Navigator Securities Lending Government Money Market Portfolio	818,690	818,690	32,435,236	30,751,733	—	—	2,502,193	2,502,193	11,485	—
Total		$30,897,870	$285,255,857	$283,936,541	$204,164	$(1,035,410)		$31,385,940	$515,640	$—
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

ASSETS
Investments in unaffiliated issuers, at value*	$1,344,834,203
Investments in affiliated issuers, at value	31,385,940
Total Investments	1,376,220,143
Cash at broker	2,731,182
Cash	244
Receivable for investments sold	461,847
Dividends receivable — unaffiliated issuers	1,539,706
Dividends receivable — affiliated issuers	62,317
Securities lending income receivable — unaffiliated issuers	1,236
Securities lending income receivable — affiliated issuers	445
Receivable from Adviser	3,701
TOTAL ASSETS	1,381,020,821
LIABILITIES
Payable upon return of securities loaned	2,502,193
Payable for investments purchased	3,468,683
Payable to broker – accumulated variation margin on open futures contracts	1,213,915
Advisory fee payable	43,579
TOTAL LIABILITIES	7,228,370
NET ASSETS	$1,373,792,451
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 454,306,739
Investments in affiliated issuers	30,635,554
Total cost of investments	$ 484,942,293
* Includes investments in securities on loan, at value	$ 14,346,572
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 10,093
Dividend income — unaffiliated issuers	30,925,473
Dividend income — affiliated issuers	504,155
Unaffiliated securities lending income	19,079
Affiliated securities lending income	11,485
Foreign taxes withheld	(120,794)
TOTAL INVESTMENT INCOME (LOSS)	31,349,491
EXPENSES
Advisory fee	701,914
TOTAL EXPENSES	701,914
NET INVESTMENT INCOME (LOSS)	$ 30,647,577
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	149,701,126
Investments — affiliated issuers	204,164
Futures contracts	(826,985)
Net realized gain (loss)	149,078,305
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(235,611,250)
Investments — affiliated issuers	(1,035,410)
Futures contracts	(1,704,289)
Net change in unrealized appreciation/depreciation	(238,350,949)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(89,272,644)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (58,625,067)
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/18	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 30,647,577	$ 31,216,140
Net realized gain (loss)	149,078,305	96,690,402
Net change in unrealized appreciation/depreciation	(238,350,949)	183,011,705
Net increase (decrease) in net assets resulting from operations	(58,625,067)	310,918,247
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	70,287,455	44,261,255
Withdrawals	(317,119,601)	(194,742,512)
Net increase (decrease) in net assets from capital transactions	(246,832,146)	(150,481,257)
Net increase (decrease) in net assets during the period	(305,457,213)	160,436,990
Net assets at beginning of period	1,679,249,664	1,518,812,674
NET ASSETS AT END OF PERIOD	$1,373,792,451	$1,679,249,664
See accompanying notes to financial statements.
13

STATE STREET EQUITY 500 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Total return (a)	(4.98)%	22.42%(b)	11.90%	1.41%	13.62%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,373,792	$1,679,250	$1,518,813	$1,601,598	$2,869,323
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.05%	0.05%	0.050%
Net expenses	0.05%	0.05%	0.04%	0.05%	0.05%
Net investment income (loss)	1.96%	1.98%	2.18%	2.00%	1.98%
Portfolio turnover rate	4%	2%	5%	7%(c)	2%(c)
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Reflects a non-recurring litigation payment received by the Portfolio from State Street Corp., an affiliate, which amounted to less than $0.01 per share outstanding as of March 8, 2017. This payment resulted in an increase to total return less than of 0.005% for the period ended December 31, 2017.
(c)	Portfolio turnover rate excludes in-kind security transactions.
See accompanying notes to financial statements.
14

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2018

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of six (6) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The State Street Equity 500 Index Portfolio (the “Portfolio”) is authorized to issue an unlimited number of non transferable beneficial interests. The financial statements herein relate only to:
Fund	Commencement of Operations	Diversification Classification
State Street Equity 500 Index Portfolio	March 1, 2000	Diversified
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
15

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2018 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the
16

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2018, if any, are disclosed in the Portfolio’s Statement of Assets and Liabilities.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2018, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Portfolio's derivative instruments as of December 31, 2018, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts	$—	$—	$—	$(1,213,915)	$—	$(1,213,915)
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts	$—	$—	$—	$(826,985)	$—	$(826,985)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts	$—	$—	$—	$(1,704,289)	$—	$(1,704,289)
17

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

4.    Fees and Transactions with Affiliates
Advisory, Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
The Portfolio has entered into an Investment Advisory Agreement with SSGA FM. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation ("State Street"). As compensation for the Adviser’s services to the Portfolio as investment adviser and administrator and State Street’s services to the Portfolio as sub-administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses), the Portfolio is obligated to pay a fee for the services in the amount of 0.045% of average daily net assets on an annual basis, accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Portfolio, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2018, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2018, were as follows:
	Purchases	Sales
State Street Equity 500 Index Portfolio	$54,027,233	$218,883,200
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
18

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Portfolio	$536,713,731	$916,094,259	$77,801,762	$838,292,497
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2018, and the value of the invested cash collateral are disclosed in the Portfolio's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Equity 500 Index Portfolio	$ 14,346,572	$ 2,502,193	$ 12,033,927	$ 14,536,120
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
19

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2018:
		Remaining Contractual Maturity of the Agreements As of December 31, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Equity 500 Index Portfolio	Common Stocks	$2,502,193	$—	$—	$—	$2,502,193	$2,502,193
9.    Line of Credit
The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of December 31, 2018.
10.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Fund were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Portfolio trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
11.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Portfolio has adopted the Final Rule for the current period.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
20

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest and Board of Trustees of State Street Equity 500 Index Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Equity 500 Index Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2019
21

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the the extent applicable, distribution(12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
22

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Equity 500 Index Portfolio	0.05%	$931.10	$0.24	$1,025.00	$0.26
(a)	Hypothetical expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the year multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-800-997-7327 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-800-997-7327 (toll free) or (ii) on the SEC’s website at www.sec.gov.
Special Meeting of Shareholders — Voting Results
A special meeting of shareholders of State Street Master Funds (the “Trust”) was held on December 18, 2018 to elect the following four nominees as Trustees of the Trust: Michael A. Jessee, Ellen M. Needham, Donna M. Rapaccioli and John R. Costantino. At the meeting the following votes were recorded:
Nominee	Shares For	Shares Withheld
Michael A. Jessee	70,681,020,370.077	7,661,214,196.910
Ellen M. Needham	77,884,129,343.272	458,105,223.715
Donna M. Rapaccioli	78,036,680,506.030	305,554,060.957
John R. Costantino	78,035,382,515.554	306,852,051.433
The other Trustees whose term of office continued after the meeting are as follows: James E. Ross, Michael F. Holland, Patrick J. Riley, Richard D. Shirk, Bruce D. Taber and Rina K. Spence.
23

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67
24

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – present).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	185	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

25

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
26

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about Fund's directors and is available, without charge, upon request and by calling 1-800-997-7327.
27

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Equity 500 Index Portfolio
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

Annual Report
December 31, 2018
State Street Master Funds
State Street Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2018

% of Net Assets
Certificates of Deposit	38.9%
Financial Company Commercial Paper	22.2
Other Notes	16.5
Other Repurchase Agreements	7.9
Asset Backed Commercial Paper	6.2
Treasury Repurchase Agreements	4.3
Government Agency Repurchase Agreements	3.8
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2018

% of Net Assets
2 to 30 Days	53.8%
31 to 60 Days	10.5
61 to 90 Days	7.7
Over 90 Days	27.8
Total	99.8%
Average days to maturity	18
Weighted average life	63
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—6.2%
Antalis SA(a)	2.480%	01/02/2019	01/02/2019	$ 42,390,000	$ 42,384,204
Antalis SA(a)	2.480%	01/03/2019	01/03/2019	97,050,000	97,030,064
Antalis SA(a)	2.480%	01/07/2019	01/07/2019	50,000,000	49,975,889
Atlantic Asset Securitization LLC(a)	2.420%	01/02/2019	01/02/2019	100,000,000	99,986,328
Barton Capital SA(a)	2.420%	01/02/2019	01/02/2019	81,000,000	80,989,654
Bennington Stark Capital Corp. LLC(a)	2.450%	01/07/2019	01/07/2019	30,000,000	29,985,242
Kells Funding LLC(a)	2.590%	04/05/2019	04/05/2019	110,000,000	109,164,000
Versailles Commercial Paper LLC(a)	2.360%	01/02/2019	01/02/2019	75,000,000	74,989,746
Versailles Commercial Paper LLC(a)	2.360%	01/03/2019	01/03/2019	65,000,000	64,986,648
Victory Receivables Corp.(a)	2.420%	01/10/2019	01/10/2019	50,000,000	49,964,653
TOTAL ASSET BACKED COMMERCIAL PAPER					699,456,428
CERTIFICATES OF DEPOSIT—38.9%
Bank of Montreal, 1 Month USD LIBOR + 0.28%(b)	2.627%	01/04/2019	03/04/2019	125,000,000	125,041,306
Bank of Montreal, 3 Month USD LIBOR + 0.22%(b)	2.986%	03/11/2019	12/09/2019	150,000,000	149,998,950
Bank of Nova Scotia, 3 Month USD LIBOR + 0.20%(b)	2.614%	01/10/2019	04/10/2019	74,500,000	74,515,784
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.33%(b)	2.762%	01/14/2019	08/13/2019	125,000,000	125,002,603
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.11%(b)	2.559%	01/18/2019	01/18/2019	135,000,000	135,004,038
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.32%(b)	2.728%	01/07/2019	07/05/2019	80,000,000	80,068,283
Cooperatieve Rabobank UA, 1 Month USD LIBOR + 0.22%(b)	2.620%	01/11/2019	02/11/2019	80,000,000	80,015,721
Credit Agricole Corporate and Investment Bank(a)	2.560%	02/04/2019	02/04/2019	150,000,000	150,002,134
Credit Industriel et Commercial, 1 Month USD LIBOR + 0.14%(b)	2.662%	01/31/2019	01/31/2019	100,000,000	100,015,473
Credit Industriel et Commercial, 1 Month USD LIBOR + 0.32%(b)	2.752%	01/14/2019	06/13/2019	139,000,000	138,981,630
Credit Suisse, 3 Month USD LIBOR + 0.17%(b)	2.615%	01/18/2019	01/18/2019	75,000,000	75,003,178
ING Bank NV(a)	2.880%	06/07/2019	06/07/2019	125,000,000	125,000,000
KBC Bank NV(a)	2.400%	01/03/2019	01/03/2019	327,000,000	326,999,624
Lloyds Bank Corporate Markets PLC, 3 Month USD LIBOR + 0.18%(b)	2.630%	01/22/2019	07/19/2019	150,000,000	149,966,860
Mizuho Bank Ltd.(a)	2.520%	01/22/2019	01/22/2019	150,000,000	150,001,765
MUFG Bank Ltd.(a)	2.650%	02/22/2019	02/22/2019	60,000,000	60,001,098
MUFG Bank Ltd.(a)	2.650%	02/25/2019	02/25/2019	125,000,000	125,000,313
Nordea Bank AB, 1 Month USD LIBOR + 0.14%(b)	2.519%	01/07/2019	04/05/2019	150,000,000	149,986,165
Nordea Bank AB, 1 Month USD LIBOR + 0.22%(b)	2.607%	01/08/2019	02/08/2019	100,000,000	100,019,460
Nordea Bank AB, 3 Month USD LIBOR + 0.06%(b)	2.873%	03/27/2019	03/27/2019	60,000,000	59,995,655
Oversea-Chinese Banking Corp. Ltd.(a)	2.430%	01/03/2019	01/03/2019	100,000,000	100,000,036
Royal Bank of Canada, 3 Month USD LIBOR + 0.08%(b)	2.478%	01/02/2019	04/02/2019	150,000,000	149,988,868
Royal Bank of Canada, 3 Month USD LIBOR + 0.17%(b)	2.578%	01/04/2019	01/04/2019	77,000,000	77,000,254
Royal Bank of Canada, 3 Month USD LIBOR + 0.17%(b)	2.620%	01/22/2019	04/18/2019	100,000,000	100,016,963
Skandinaviska Enskilda Banken AB, 3 Month USD LIBOR + 0.13%(b)	2.901%	03/11/2019	09/11/2019	140,000,000	140,000,000
Societe Generale(a)	2.500%	01/15/2019	01/15/2019	150,000,000	150,001,698
Sumitomo Mitsui Banking Corp.(a)	2.770%	03/08/2019	03/08/2019	75,000,000	75,018,487
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.20%(b)	2.545%	01/02/2019	04/02/2019	135,000,000	135,010,379
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.22%(b)	2.599%	01/07/2019	02/05/2019	49,000,000	49,009,574
Sumitomo Mitsui Banking Corp., 3 Month USD LIBOR + 0.15%(b)	2.595%	01/17/2019	04/17/2019	150,000,000	149,995,147
Sumitomo Mitsui Trust Bank(a)	2.810%	03/19/2019	03/19/2019	125,000,000	125,008,658
Sumitomo Mitsui Trust Bank, 1 Month USD LIBOR + 0.18%(b)	2.560%	01/07/2019	02/06/2019	115,000,000	115,017,684
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.15%(b)	2.656%	01/28/2019	03/28/2019	50,000,000	50,000,536
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.19%(b)	2.604%	01/10/2019	04/10/2019	84,000,000	84,020,046
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.21%(b)	3.014%	03/19/2019	12/19/2019	$ 127,000,000	$ 126,999,501
Toronto-Dominion Bank, 1 Month USD LIBOR + 0.33%(b)	2.679%	01/02/2019	08/02/2019	100,000,000	99,999,980
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.25%(b)	2.629%	01/07/2019	02/01/2019	150,000,000	150,031,216
TOTAL CERTIFICATES OF DEPOSIT					4,357,739,067
FINANCIAL COMPANY COMMERCIAL PAPER—22.2%
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.10%(b)	2.729%	02/18/2019	05/16/2019	87,000,000	86,983,457
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.10%(b)	2.745%	02/20/2019	05/20/2019	75,000,000	74,985,212
CPPIB Capital, Inc.(a)	2.350%	01/08/2019	01/08/2019	58,000,000	57,969,363
DBS Bank Ltd.(a)	2.460%	02/04/2019	02/04/2019	48,000,000	47,876,333
DnB Bank ASA(a)	2.400%	01/17/2019	01/17/2019	150,000,000	149,830,355
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	2.350%	01/02/2019	01/02/2019	150,000,000	149,980,566
HSBC Bank PLC, 1 Month USD LIBOR + 0.30%(b)	2.804%	01/22/2019	07/22/2019	100,000,000	99,991,389
HSBC Bank PLC, 3 Month USD LIBOR + 0.16%(b)	2.574%	01/10/2019	01/10/2019	149,000,000	149,003,189
National Australia Bank Ltd., 1 Month USD LIBOR + 0.22%(b)	2.569%	01/02/2019	08/01/2019	56,000,000	55,968,340
NRW Bank(a)	2.500%	01/04/2019	01/04/2019	150,000,000	149,958,750
Oversea-Chinese Banking Corp. Ltd.(a)	2.800%	03/26/2019	03/26/2019	105,000,000	104,310,048
Oversea-Chinese Banking Corp. Ltd., 1 Month USD LIBOR + 0.15%(b)	2.529%	01/07/2019	03/05/2019	150,000,000	150,001,225
Oversea-Chinese Banking Corp. Ltd., 1 Month USD LIBOR + 0.15%(b)	2.629%	01/21/2019	02/21/2019	75,000,000	75,003,186
Sumitomo Mitsui Trust Bank(a)	2.550%	01/17/2019	01/17/2019	125,000,000	124,852,608
Toronto-Dominion Bank, 1 Month USD LIBOR + 0.25%(b)	2.754%	01/22/2019	01/22/2019	125,000,000	125,021,436
Toronto-Dominion Bank, 1 Month USD LIBOR + 0.37%(b)	2.753%	01/07/2019	11/07/2019	125,000,000	125,017,950
Toyota Credit Canada, Inc., 3 Month USD LIBOR + 0.07%(b)	2.821%	03/05/2019	05/22/2019	50,000,000	49,995,811
Toyota Credit Canada, Inc., 3 Month USD LIBOR + 0.07%(b)	2.821%	03/05/2019	05/29/2019	79,000,000	78,993,311
Toyota Motor Credit Corp., 1 Month USD LIBOR + 0.23%(b)	2.579%	01/02/2019	04/29/2019	129,000,000	129,000,170
UBS AG, 1 Month USD LIBOR + 0.33%(b)	2.730%	01/11/2019	06/11/2019	99,000,000	99,000,000
Westpac Banking Corp., 1 Month USD LIBOR + 0.18%(b)	2.916%	02/27/2019	11/27/2019	75,000,000	74,999,646
Westpac Banking Corp., 1 Month USD LIBOR + 0.23%(b)	2.613%	01/07/2019	01/07/2019	75,000,000	75,002,609
Westpac Banking Corp., 3 Month USD LIBOR + 0.07%(b)	2.688%	02/11/2019	08/12/2019	50,000,000	49,978,519
Westpac Banking Corp., 3 Month USD LIBOR + 0.07%(b)	2.699%	02/18/2019	08/16/2019	72,500,000	72,467,980
Westpac Banking Corp., 3 Month USD LIBOR + 0.13%(b)	2.575%	01/18/2019	01/18/2019	125,000,000	125,006,339
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					2,481,197,792
OTHER NOTES—16.5%
Australia & New Zealand Banking Group Ltd.(a)	2.400%	01/02/2019	01/02/2019	350,000,000	350,000,000
Bank of America NA, 1 Month USD LIBOR + 0.16%(b)	2.560%	01/11/2019	02/11/2019	90,000,000	89,999,953
Bank of America NA, 1 Month USD LIBOR + 0.16%(b)	2.630%	01/21/2019	02/19/2019	37,000,000	36,999,969
Bank of America NA, 1 Month USD LIBOR + 0.24%(b)	2.623%	01/07/2019	01/07/2019	50,000,000	50,000,470
Bank of Nova Scotia(a)	2.400%	01/02/2019	01/02/2019	200,000,000	200,000,000
China Construction Bank(a)	2.390%	01/02/2019	01/02/2019	150,000,000	150,000,000
Citibank NA(a)	2.400%	01/02/2019	01/02/2019	100,000,000	100,000,000
Lloyds Bank Corporate Markets PLC(a)	2.400%	01/02/2019	01/02/2019	150,000,000	150,000,000
Lloyds Bank PLC(a)	2.400%	01/02/2019	01/02/2019	100,000,000	100,000,000
Mizuho Bank Ltd.(a)	2.420%	01/02/2019	01/02/2019	145,299,000	145,299,000
Mizuho Bank Ltd.(a)	2.450%	01/02/2019	01/02/2019	150,000,000	150,000,000
National Bank of Canada(a)	2.420%	01/02/2019	01/02/2019	200,000,000	200,000,000
Royal Bank of Canada(a)	2.430%	01/02/2019	01/02/2019	125,000,000	125,000,000
TOTAL OTHER NOTES					1,847,299,392
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—3.8%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a Government National Mortgage Association, 5.000% due 11/20/2048, valued at $51,000,001); expected proceeds $50,008,333	3.000%	01/02/2019	01/02/2019	$ 50,000,000	$ 50,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 4.500% due 09/01/2026 – 12/01/2048, Federal National Mortgage Associations, 2.742% – 4.500% due 08/01/2039 – 10/01/2048, and Government National Mortgage Associations, 4.000% – 5.000% due 12/20/2045 – 11/20/2048, valued at $224,437,026); expected proceeds $220,036,300	2.970%	01/02/2019	01/02/2019	220,000,000	220,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a Federal Home Loan Mortgage Corporation, 6.000% due 10/01/2037, a Federal Home Loan Mortgage Corporation Strip, 5.000% due 12/01/2034, and Federal National Mortgage Associations, 2.382% – 5.500% due 04/01/2021 – 09/01/2048, valued at $153,000,000); expected proceeds $150,025,000	3.000%	01/02/2019	01/02/2019	150,000,000	150,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					420,000,000
TREASURY REPURCHASE AGREEMENTS—4.3%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Inflation Index Note, 1.875% due 07/15/2019, a U.S. Treasury Note, 1.750% due 05/15/2023, and U.S. Treasury Strips, 0.000% due 02/15/2039, valued at $312,834,172); expected proceeds $306,750,265	2.950%	01/02/2019	01/02/2019	306,700,000	306,700,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Bond, 6.500% due 11/15/2026, and U.S. Treasury Notes, 2.250% – 2.625% due 11/15/2020 – 08/15/2027, valued at $51,000,064); expected proceeds $50,007,056	2.540%	01/02/2019	01/02/2019	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Bonds, 3.000% – 5.250% due 02/15/2029 – 11/15/2044, valued at $127,500,073); expected proceeds $125,020,486	2.950%	01/02/2019	01/02/2019	125,000,000	125,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					481,700,000
OTHER REPURCHASE AGREEMENTS—7.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/28/2018 (collateralized by various Corporate Bonds, 2.030% – 3.963% due 12/15/2027 – 06/12/2051, valued at $89,250,001); expected proceeds $85,614,125(c)	2.890%	01/01/2019	03/28/2019	85,000,000	85,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by various Corporate Bonds, 1.900% – 5.875% due 12/06/2019 – 06/15/2049, valued at $106,660,182); expected proceeds $100,014,111	2.540%	01/02/2019	01/02/2019	100,000,000	100,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 10/25/2018 (collateralized by various Common Stocks, valued at $190,657,874); expected proceeds $176,264,375(c)	2.890%	01/01/2019	01/23/2019	175,000,000	175,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by various Common Stocks, valued at $303,204,455); expected proceeds $280,039,511	2.540%	01/02/2019	01/02/2019	$ 280,000,000	$ 280,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/07/2018 (collateralized by various Corporate Bonds, 0.000% – 12.250% due 03/18/2019 – 01/01/2999, valued at $113,419,302); expected proceeds $100,747,500(c)	2.990%	01/01/2019	03/07/2019	100,000,000	100,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/24/2018 (collateralized by various Corporate Bonds, 3.625% – 8.000% due 09/15/2020 – 05/09/2047, valued at $55,953,320); expected proceeds $50,051,197	2.633%	01/07/2019	01/07/2019	50,000,000	50,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by various Commercial Papers, 0.000% due 01/28/2019 – 06/05/2019, valued at $104,670,448); expected proceeds $100,049,583	2.550%	01/07/2019	01/07/2019	100,000,000	100,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					890,000,000
TOTAL INVESTMENTS –99.8%(d) (Cost $11,177,526,925)					11,177,392,679
Other Assets in Excess of Liabilities —0.2%					18,991,988
NET ASSETS –100.0%					$ 11,196,384,667
(a)	Rate represents annualized yield at date of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $360,000,000 or 3.2% of net assets as of December 31, 2018.
(d)	Also represents the cost for federal tax purposes.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 699,456,428	$—	$ 699,456,428
Certificates of Deposit	—	4,357,739,067	—	4,357,739,067
Financial Company Commercial Paper	—	2,481,197,792	—	2,481,197,792
Other Notes	—	1,847,299,392	—	1,847,299,392
Government Agency Repurchase Agreements	—	420,000,000	—	420,000,000
Treasury Repurchase Agreements	—	481,700,000	—	481,700,000
Other Repurchase Agreements	—	890,000,000	—	890,000,000
Total Investments	$—	$11,177,392,679	$—	$11,177,392,679
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

ASSETS
Investments in unaffiliated issuers, at value	$ 9,385,692,679
Repurchase agreements, at value	1,791,700,000
Total Investments	11,177,392,679
Cash	739
Interest receivable — unaffiliated issuers	19,685,488
Prepaid expenses and other assets	2,977
TOTAL ASSETS	11,197,081,883
LIABILITIES
Advisory and administrator fee payable	474,019
Custody, sub-administration and transfer agent fees payable	145,704
Professional fees payable	42,493
Printing fees payable	9,541
Accrued expenses and other liabilities	25,459
TOTAL LIABILITIES	697,216
NET ASSETS	$11,196,384,667
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 9,385,826,925
Repurchase agreements	1,791,700,000
Total cost of investments	$11,177,526,925
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

INVESTMENT INCOME
Interest income — unaffiliated issuers	$255,662,969
EXPENSES
Advisory and administrator fee	6,048,347
Custodian, sub-administrator and transfer agent fees	1,544,693
Trustees’ fees and expenses	101,159
Professional fees and expenses	158,052
Insurance expense	39,729
Miscellaneous expenses	56,617
TOTAL EXPENSES	7,948,597
NET INVESTMENT INCOME (LOSS)	$247,714,372
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	99,189
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	11,343
NET REALIZED AND UNREALIZED GAIN (LOSS)	110,532
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$247,824,904
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/18	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 247,714,372	$ 108,558,844
Net realized gain (loss)	99,189	(63,091)
Net change in unrealized appreciation/depreciation	11,343	(946,240)
Net increase (decrease) in net assets resulting from operations	247,824,904	107,549,513
CAPITAL TRANSACTIONS
Contributions	38,864,723,746	26,478,211,141
Withdrawals	(37,857,969,929)	(24,916,607,332)
Net increase (decrease) in net assets from capital transactions	1,006,753,817	1,561,603,809
Net increase (decrease) in net assets during the period	1,254,578,721	1,669,153,322
Net assets at beginning of period	9,941,805,946	8,272,652,624
NET ASSETS AT END OF PERIOD	$ 11,196,384,667	$ 9,941,805,946
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Total return (a)	2.06%	0.96%	0.51%	0.17%	0.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,196,385	$9,941,806	$8,272,653	$47,683,856	$40,704,468
Ratios to average net assets:
Total expenses	0.07%	0.06%	0.07%	0.07%	0.07%
Net investment income (loss)	2.05%	1.11%	0.49%	0.17%	0.13%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2018

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interests with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•  Debt obligations (including short term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
10

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2018, the Portfolio had invested in repurchase agreements with the gross values of $1,791,700,000 and associated collateral equal to $1,883,586,918.
11

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$11,177,526,925	$310,526	$444,772	$(134,246)
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
12

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
8.    Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Portfolio has adopted the Final Rule for the current period.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest and the Board of Trustees of State Street Money Market Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Money Market Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2019
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Money Market Portfolio	0.07%	$1,011.30	$0.35	$1,024.90	$0.36
(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.
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STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
Special Meeting of Shareholders — Voting Results
A special meeting of shareholders of State Street Master Funds (the “Trust”) was held on December 18, 2018 to elect the following four nominees as Trustees of the Trust: Michael A. Jessee, Ellen M. Needham, Donna M. Rapaccioli and John R. Costantino. At the meeting the following votes were recorded:
Nominee	Shares For	Shares Withheld
Michael A. Jessee	70,681,020,370.077	7,661,214,196.910
Ellen M. Needham	77,884,129,343.272	458,105,223.715
Donna M. Rapaccioli	78,036,680,506.030	305,554,060.957
John R. Costantino	78,035,382,515.554	306,852,051.433
The other Trustees whose term of office continued after the meeting are as follows: James E. Ross, Michael F. Holland, Patrick J. Riley, Richard D. Shirk, Bruce D. Taber and Rina K. Spence.
16

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – present).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	185	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

18

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
19

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about Fund's directors and is available, without charge, upon request and by calling 1-877-521-4083.
20

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
STTMMAR1
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Annual Report
December 31, 2018
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street U.S. Government Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of December 31, 2018

% of Net Assets
Government Agency Debt	51.8%
Treasury Debt	18.1
Treasury Repurchase Agreements	15.2
Government Agency Repurchase Agreements	11.8
Other Assets in Excess of Liabilities	3.1
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2018

% of Net Assets
2 to 30 Days	37.3%
31 to 60 Days	11.9
61 to 90 Days	6.8
Over 90 Days	40.9
Total	96.9%
Average days to maturity	28
Weighted average life	100
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—51.8%
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.14%(a)	2.205%	01/02/2019	07/02/2019	$ 168,000,000	$ 167,995,795
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.13%(a)	2.215%	01/02/2019	04/01/2019	290,000,000	289,997,839
Federal Farm Credit Bank (b)	2.250%	01/30/2019	01/30/2019	20,000,000	19,963,750
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.13%(a)	2.258%	01/07/2019	06/07/2019	184,300,000	184,268,225
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.06%(a)	2.289%	01/03/2019	12/03/2019	350,000,000	349,990,334
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.15%(a)	2.310%	01/18/2019	07/18/2019	136,150,000	136,142,360
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.06%(a)	2.327%	01/10/2019	12/10/2019	325,000,000	324,999,389
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.11%(a)	2.345%	01/15/2019	01/15/2019	100,200,000	100,200,000
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.04%(a)	2.347%	01/10/2019	02/10/2020	200,000,000	199,976,008
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.10%(a)	2.355%	01/16/2019	04/16/2019	199,000,000	198,998,077
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.10%(a)	2.375%	01/20/2019	09/20/2019	227,000,000	226,991,853
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.15%(a)	2.375%	01/29/2019	01/29/2019	168,100,000	168,099,805
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.09%(a)	2.380%	01/19/2019	06/19/2019	200,000,000	199,933,054
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.12%(a)	2.386%	01/25/2019	03/25/2019	100,000,000	100,000,000
Federal Farm Credit Bank, 3 Month USD LIBOR - 0.12%(a)	2.389%	01/27/2019	01/27/2020	25,000,000	25,007,408
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.07%(a)	2.390%	01/17/2019	12/17/2019	275,000,000	274,992,276
Federal Farm Credit Bank, Federal Reserve Bank Prime Loan Rate - 3.08%(a)	2.420%	01/02/2019	03/12/2019	69,875,000	69,861,470
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.05%(a)	2.461%	01/25/2019	02/25/2020	240,000,000	239,950,467
Federal Farm Credit Bank, 1 Month USD LIBOR + 0.18%(a)	2.580%	01/11/2019	10/11/2019	50,000,000	50,094,437
Federal Farm Credit Bank, 3 Month USD MMY + 0.12%(a)	2.601%	01/02/2019	05/08/2019	77,250,000	77,273,649
Federal Home Loan Bank, 3 Month USD LIBOR - 0.33%(a)	2.078%	01/04/2019	01/04/2019	495,800,000	495,800,000
Federal Home Loan Bank, 3 Month USD LIBOR - 0.32%(a)	2.094%	01/10/2019	04/10/2019	669,800,000	669,800,000
Federal Home Loan Bank (b)	2.200%	01/24/2019	01/24/2019	566,000,000	565,204,456
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.215%	01/02/2019	03/01/2019	290,000,000	290,000,163
Federal Home Loan Bank (b)	2.220%	01/02/2019	01/02/2019	400,000,000	399,975,333
Federal Home Loan Bank (b)	2.220%	01/03/2019	01/03/2019	311,875,000	311,836,535
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.220%	01/02/2019	03/01/2019	328,700,000	328,700,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.220%	01/02/2019	08/02/2019	500,000,000	500,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.11%(a)	2.235%	01/02/2019	04/01/2019	410,000,000	410,000,000
Federal Home Loan Bank (b)	2.243%	01/09/2019	01/09/2019	250,000,000	249,874,322
Federal Home Loan Bank (b)	2.250%	01/15/2019	01/15/2019	319,225,000	318,945,678
Federal Home Loan Bank (b)	2.250%	01/17/2019	01/17/2019	322,375,000	322,052,625
Federal Home Loan Bank, 1 Month USD LIBOR - 0.08%(a)	2.270%	01/02/2019	03/01/2019	250,000,000	250,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.06%(a)	2.287%	01/04/2019	12/04/2019	500,000,000	500,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.09%(a)	2.290%	01/06/2019	04/05/2019	298,000,000	298,000,000
Federal Home Loan Bank (b)	2.300%	02/11/2019	02/11/2019	584,575,000	583,043,738
Federal Home Loan Bank (b)	2.300%	02/19/2019	02/19/2019	176,225,000	175,673,318
Federal Home Loan Bank (b)	2.307%	02/12/2019	02/12/2019	176,225,000	175,754,186
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.330%	01/16/2019	07/16/2019	340,200,000	340,200,000
Federal Home Loan Bank (b)	2.357%	02/08/2019	02/08/2019	350,000,000	349,129,219
Federal Home Loan Bank, 1 Month USD LIBOR - 0.09%(a)	2.365%	01/15/2019	04/15/2019	500,000,000	500,000,000
Federal Home Loan Bank (b)	2.367%	02/13/2019	02/13/2019	300,000,000	299,151,825
Federal Home Loan Bank (b)	2.374%	02/20/2019	02/20/2019	300,000,000	299,010,833
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.376%	01/25/2019	01/25/2019	513,000,000	513,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.379%	01/24/2019	01/24/2019	161,000,000	161,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.381%	01/25/2019	02/25/2019	116,750,000	116,750,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.381%	01/26/2019	07/26/2019	99,800,000	99,800,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.12%(a)	2.391%	01/26/2019	04/26/2019	337,000,000	337,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.11%(a)	2.401%	01/26/2019	05/24/2019	338,000,000	338,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.11%(a)	2.401%	01/31/2019	05/28/2019	271,700,000	271,685,025
Federal Home Loan Bank (b)	2.403%	03/15/2019	03/15/2019	200,000,000	199,025,450
Federal Home Loan Bank, 1 Month USD LIBOR - 0.07%(a)	2.405%	01/19/2019	09/19/2019	200,000,000	200,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.10%(a)	2.411%	01/25/2019	03/25/2019	214,000,000	214,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Bank (b)	2.413%	03/08/2019	03/08/2019	$ 400,000,000	$ 398,230,467
Federal Home Loan Bank, 1 Month USD LIBOR - 0.09%(a)	2.419%	01/24/2019	06/24/2019	214,000,000	214,000,000
Federal Home Loan Bank (b)	2.420%	03/28/2019	03/28/2019	150,000,000	149,132,833
Federal Home Loan Bank, 1 Month USD LIBOR - 0.03%(a)	2.445%	01/20/2019	04/20/2020	200,000,000	200,000,000
Federal Home Loan Bank (b)	2.465%	04/23/2019	04/23/2019	200,000,000	198,466,222
Federal Home Loan Bank (b)	2.490%	05/22/2019	05/22/2019	30,000,000	29,707,425
Federal Home Loan Bank (b)	2.500%	05/28/2019	05/28/2019	500,000,000	494,895,833
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.04%(a)	2.500%	01/02/2019	05/15/2019	250,000,000	250,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.07%(a)	2.525%	01/02/2019	11/15/2019	225,000,000	225,000,000
Federal Home Loan Bank (b)	2.559%	05/17/2019	05/17/2019	495,000,000	494,953,037
Federal Home Loan Bank (b)	2.563%	05/20/2019	05/20/2019	100,000,000	99,989,504
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR - 0.34%(a)	2.068%	01/09/2019	01/09/2019	605,100,000	605,100,000
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR - 0.33%(a)	2.078%	01/09/2019	04/09/2019	672,300,000	672,300,000
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.15%(a)	2.237%	01/08/2019	02/08/2019	177,000,000	177,000,000
Federal Home Loan Mortgage Corp. (b)	2.280%	09/20/2019	09/20/2019	225,000,000	225,000,000
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.10%(a)	2.355%	01/18/2019	03/18/2019	189,400,000	189,400,000
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.10%(a)	2.375%	01/19/2019	06/19/2019	482,300,000	482,300,000
Federal Home Loan Mortgage Corp. (b)	2.390%	03/20/2019	03/20/2019	552,000,000	549,141,560
Federal Home Loan Mortgage Corp. (b)	2.475%	05/20/2019	05/20/2019	75,000,000	74,283,281
Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate - 0.03%(a)	2.490%	01/02/2019	06/19/2019	419,000,000	419,000,000
Federal National Mortgage Assoc. (b)	2.240%	01/09/2019	01/09/2019	134,800,000	134,732,900
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.07%(a)	2.530%	01/02/2019	10/30/2019	132,300,000	132,300,000
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.10%(a)	2.560%	01/02/2019	04/30/2020	50,000,000	50,000,000
Federal National Mortgage Assoc. (b)	2.661%	08/02/2019	08/02/2019	400,000,000	395,888,689
TOTAL GOVERNMENT AGENCY DEBT					21,347,970,653
TREASURY DEBT—18.1%
U.S. Treasury Bill (b)	2.220%	01/10/2019	01/10/2019	500,000,000	499,723,638
U.S. Treasury Bill (b)	2.275%	02/07/2019	02/07/2019	169,500,000	169,103,676
U.S. Treasury Bill (b)	2.300%	01/24/2019	01/24/2019	400,000,000	399,412,222
U.S. Treasury Bill (b)	2.310%	01/31/2019	01/31/2019	450,000,000	449,135,256
U.S. Treasury Bill (b)	2.388%	03/21/2019	03/21/2019	250,000,000	248,690,191
U.S. Treasury Bill (b)	2.390%	02/05/2019	02/05/2019	350,000,000	349,186,736
U.S. Treasury Bill (b)	2.415%	04/18/2019	04/18/2019	350,000,000	347,487,729
U.S. Treasury Bill (b)	2.465%	04/04/2019	04/04/2019	400,000,000	397,507,611
U.S. Treasury Bill (b)	2.465%	05/23/2019	05/23/2019	300,000,000	297,083,083
U.S. Treasury Bill (b)	2.480%	06/13/2019	06/13/2019	250,000,000	247,192,778
U.S. Treasury Bill (b)	2.488%	06/20/2019	06/20/2019	250,000,000	247,065,517
U.S. Treasury Note (b)	2.373%	02/28/2019	02/28/2019	300,000,000	299,580,735
U.S. Treasury Note (b)	2.443%	03/31/2019	03/31/2019	99,000,000	98,713,494
U.S. Treasury Note (b)	2.457%	04/15/2019	04/15/2019	200,000,000	199,106,878
U.S. Treasury Note, 3 Month USD MMY(a)	2.481%	01/02/2019	01/31/2020	460,000,000	459,944,722
U.S. Treasury Note, 3 Month USD MMY + 0.03%(a)	2.514%	01/02/2019	04/30/2020	1,182,122,000	1,182,104,093
U.S. Treasury Note, 3 Month USD MMY + 0.05%(a)	2.529%	01/02/2019	10/31/2019	150,000,000	150,071,920
U.S. Treasury Note, 3 Month USD MMY + 0.06%(a)	2.541%	01/02/2019	07/31/2019	475,000,000	475,254,190
U.S. Treasury Note, 3 Month USD MMY + 0.07%(a)	2.551%	01/02/2019	04/30/2019	300,576,200	300,609,136
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Note (b)	2.553%	05/31/2019	05/31/2019	$ 216,000,000	$ 214,742,863
U.S. Treasury Note (b)	2.609%	07/31/2019	07/31/2019	250,000,000	247,516,952
U.S. Treasury Note, 3 Month USD MMY + 0.14%(a)	2.621%	01/02/2019	01/31/2019	170,000,000	170,016,416
TOTAL TREASURY DEBT					7,449,249,836
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—11.8%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by Federal Home Loan Mortgage Corporations, 2.741% – 4.498% due 06/01/2042 – 08/01/2048, and Federal National Mortgage Associations, 2.611% – 6.500% due 01/01/2038 – 12/01/2048, valued at $158,126,087); expected proceeds $155,025,575	2.970%	01/02/2019	01/02/2019	155,000,000	155,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/28/2018 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 15.011% due 06/15/2022 – 12/01/2048, Federal National Mortgage Associations, 0.300% – 8.000% due 02/01/2023 – 01/01/2049, and Government National Mortgage Associations, 0.000% – 57.189% due 04/20/2034 – 09/20/2068, valued at $951,214,112); expected proceeds $900,525,000	3.000%	01/04/2019	01/04/2019	900,000,000	900,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by Federal Farm Credit Banks, 1.176% – 2.297% due 08/23/2019 – 12/11/2020, Federal Home Loan Banks, 0.000% – 3.440% due 10/21/2019 – 02/23/2038, Federal Home Loan Mortgage Corporations, 0.000% – 1.875% due 11/17/2020 – 11/15/2038, and Federal National Mortgage Associations, 1.500% – 2.000% due 07/30/2020 – 10/05/2022, valued at $44,880,412); expected proceeds $44,007,236	2.960%	01/02/2019	01/02/2019	44,000,000	44,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/26/2018 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 6.500% due 12/01/2020 – 12/15/2048, Federal National Mortgage Associations, 2.125% – 6.000% due 02/01/2019 – 11/25/2048, and Government National Mortgage Associations, 1.614% – 5.500% due 07/16/2038 – 09/16/2058, valued at $346,800,000); expected proceeds $340,160,650	2.430%	01/02/2019	01/02/2019	340,000,000	340,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/27/2018 (collateralized by Federal Farm Credit Banks, 2.720% – 2.900% due 09/19/2022 – 06/28/2032, Federal Home Loan Banks, 1.125% – 4.150% due 07/14/2021 – 01/23/2043, Federal Home Loan Mortgage Corporations, 1.500% – 6.250% due 06/29/2022 – 07/15/2032, Federal National Mortgage Associations, 1.875% – 6.625% due 09/24/2026 – 11/15/2030, and U.S. Treasury Strips, 0.000% due 11/15/2019 – 02/15/2023, valued at $255,000,000); expected proceeds $250,118,611	2.440%	01/03/2019	01/03/2019	250,000,000	250,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/27/2018 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 5.500% due 02/15/2026 – 06/15/2047, Federal National Mortgage Associations, 2.500% – 7.500% due 05/01/2019 – 11/25/2048, and Government National Mortgage Associations, 1.794% – 5.000% due 07/20/2034 – 08/16/2060, valued at $510,000,000); expected proceeds $500,237,222	2.440%	01/03/2019	01/03/2019	500,000,000	500,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% – 5.500% due 12/15/2035 – 12/15/2048, Federal National Mortgage Associations, 2.715% – 4.500% due 11/25/2024 – 07/25/2046, and Government National Mortgage Associations, 2.500% – 6.000% due 11/16/2033 – 06/16/2058, valued at $280,500,000); expected proceeds $275,133,681	2.500%	01/07/2019	01/07/2019	$ 275,000,000	$ 275,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by Federal Home Loan Mortgage Corporations, 4.000% – 7.000% due 08/01/2019 – 07/15/2048, and Federal National Mortgage Associations, 3.000% – 8.000% due 05/01/2019 – 02/01/2043, valued at $21,420,000); expected proceeds $21,003,383	2.900%	01/02/2019	01/02/2019	21,000,000	21,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by Federal National Mortgage Associations, 3.500% – 5.000% due 08/01/2023 – 10/01/2048, and Federal National Mortgage Associations Strips, 7.000% due 06/25/2023 – 10/25/2023, valued at $15,300,000); expected proceeds $15,002,500	3.000%	01/02/2019	01/02/2019	15,000,000	15,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a Federal National Mortgage Association, 4.000% due 09/01/2048, and Government National Mortgage Associations, 4.000% – 5.000% due 08/15/2039 – 06/20/2047, valued at $255,000,054); expected proceeds $250,041,250	2.970%	01/02/2019	01/02/2019	250,000,000	250,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 4.500% due 02/01/2028 – 10/01/2048, Federal National Mortgage Associations, 2.500% – 6.500% due 04/01/2019 – 01/01/2049, and Government National Mortgage Associations, 3.500% – 5.000% due 04/20/2042 – 11/20/2048, valued at $836,400,000); expected proceeds $820,136,667	3.000%	01/02/2019	01/02/2019	820,000,000	820,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by Federal Home Loan Mortgage Corporations, 2.756% – 5.966% due 01/01/2020 – 11/01/2030, a Federal National Mortgage Association, 2.965% due 06/25/2022, Government National Mortgage Associations, 3.500% – 4.500% due 08/20/2046 – 02/20/2047, and a U.S. Treasury Note, 2.625% due 07/31/2020, valued at $17,340,083); expected proceeds $17,002,833	3.000%	01/02/2019	01/02/2019	17,000,000	17,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a Federal Home Loan Mortgage Corporation, 3.500% due 07/01/2046, and a Federal National Mortgage Association, 4.000% due 10/01/2048, valued at $158,100,000); expected proceeds $155,025,833	3.000%	01/02/2019	01/02/2019	155,000,000	155,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by Federal Home Loan Mortgage Corporations, 2.776% – 4.307% due 11/01/2039 – 07/01/2048, and Federal National Mortgage Associations, 0.000% – 5.500% due 07/01/2019 – 01/01/2049, valued at $1,158,913,120); expected proceeds $1,136,189,333	3.000%	01/02/2019	01/02/2019	1,136,000,000	1,136,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					4,878,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS—15.2%
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Notes, 1.500% – 3.375% due 05/31/2019 – 06/30/2024, valued at $102,000,046); expected proceeds $100,016,111	2.900%	01/02/2019	01/02/2019	$ 100,000,000	$ 100,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Notes, 1.875% – 2.875% due 01/31/2020 – 12/31/2025, valued at $97,920,028); expected proceeds $96,045,733	2.450%	01/07/2019	01/07/2019	96,000,000	96,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Bond, 3.875% due 08/15/2040, and a U.S. Treasury Note, 2.750% due 08/31/2025, valued at $510,000,073); expected proceeds $500,081,944	2.950%	01/02/2019	01/02/2019	500,000,000	500,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Bond, 4.625% due 02/15/2040, and a U.S. Treasury Note, 2.750% due 08/31/2025, valued at $510,000,046); expected proceeds $500,080,556	2.900%	01/02/2019	01/02/2019	500,000,000	500,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Notes, 2.000% – 2.625% due 06/30/2023 – 09/30/2024, valued at $91,800,061); expected proceeds $90,014,850	2.970%	01/02/2019	01/02/2019	90,000,000	90,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/28/2018 (collateralized by a U.S. Treasury Inflation Index Note, 0.500% due 01/15/2028, and U.S. Treasury Notes, 1.435% – 2.500% due 12/31/2019 – 01/31/2025, valued at $510,000,015); expected proceeds $500,247,917	2.550%	01/04/2019	01/04/2019	500,000,000	500,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Inflation Index Note, 0.625% due 04/15/2023, and U.S. Treasury Notes, 1.858% – 2.875% due 04/30/2020 – 04/30/2025, valued at $59,160,082); expected proceeds $58,009,667	3.000%	01/02/2019	01/02/2019	58,000,000	58,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a Federal Farm Credit Bank, 4.350% due 10/18/2038, Federal Home Loan Banks, 0.000% – 3.500% due 01/15/2019 – 08/10/2035, a U.S. Treasury Bill, 0.000% due 02/07/2019, U.S. Treasury Bonds, 2.500% – 4.375% due 05/15/2041 – 02/15/2045, and a U.S. Treasury Note, 2.625% due 06/30/2023, valued at $306,000,004); expected proceeds $300,148,750	2.550%	01/07/2019	01/07/2019	300,000,000	300,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Strip, 0.000% due 11/15/2027, valued at $84,660,000); expected proceeds $83,013,603	2.950%	01/02/2019	01/02/2019	83,000,000	83,000,000
Agreement with LLOYDS Bank PLC and Clearstream (Tri-Party), dated 08/17/2018 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 2.500% due 01/15/2022 – 01/15/2029, and a U.S. Treasury Note, 6.000% due 02/15/2026, valued at $516,135,562); expected proceeds $506,380,833 (c)	2.470%	01/02/2019	02/19/2019	500,000,000	500,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with LLOYDS Bank PLC and Clearstream (Tri-Party), dated 12/27/2018 (collateralized by a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2040, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 04/15/2021 – 07/15/2027, and U.S. Treasury Notes, 2.750% – 3.125% due 09/15/2021 – 11/15/2028, valued at $204,686,301); expected proceeds $200,097,222	2.500%	01/03/2019	01/03/2019	$ 200,000,000	$ 200,000,000
Agreement with MUFJ Securities, dated 12/28/2018 (collateralized by U.S. Treasury Bonds, 3.000% - 3.125% due 02/15/2047 – 05/15/2048, and a U.S. Treasury Note, 2.750% due 02/28/2025, valued at $280,482,459); expected proceeds $275,133,681	2.500%	01/04/2019	01/04/2019	275,000,000	275,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 12/11/2018 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $392,700,053); expected proceeds $387,444,750 (c)	2.540%	03/11/2019	03/11/2019	385,000,000	385,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 12/21/2018 (collateralized by a U.S. Treasury Inflation Index Note, 1.125% due 01/15/2021, and U.S. Treasury Notes, 2.000% – 3.375% due 11/15/2019 – 11/15/2026, valued at $183,600,091); expected proceeds $181,146,600 (c)	2.520%	03/22/2019	03/22/2019	180,000,000	180,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Bonds, 2.250% – 3.625% due 02/15/2042 – 02/15/2048, and U.S. Treasury Inflation Index Bonds, 0.750% – 3.625% due 04/15/2028 – 02/15/2045, valued at $213,180,079); expected proceeds $209,034,253	2.950%	01/02/2019	01/02/2019	209,000,000	209,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Bonds, 2.875% – 4.375% due 05/15/2040 – 05/15/2043, U.S. Treasury Inflation Index Bonds, 0.750% – 3.875% due 04/15/2029 – 02/15/2042, U.S. Treasury Inflation Index Notes, 0.125% – 0.750% due 04/15/2022 – 07/15/2028, and U.S. Treasury Notes, 1.500% – 2.125% due 10/31/2022 – 08/15/2026, valued at $561,000,048); expected proceeds $550,090,139	2.950%	01/02/2019	01/02/2019	550,000,000	550,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Bonds, 2.250% – 3.625% due 11/15/2041 – 05/15/2047, U.S. Treasury Inflation Index Bonds, 0.875% – 1.750% due 01/15/2028 – 02/15/2047, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2019 – 01/15/2028, and U.S. Treasury Notes, 1.250% – 2.500% due 06/30/2020 – 02/15/2027, valued at $336,600,003); expected proceeds $330,054,083	2.950%	01/02/2019	01/02/2019	330,000,000	330,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Bonds, 2.250% – 4.750% due 08/15/2040 – 05/15/2047, U.S. Treasury Inflation Index Bonds, 0.750% – 1.750% due 01/15/2028 – 02/15/2047, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2020 – 01/15/2028, and U.S. Treasury Notes, 1.250% – 3.625% due 06/30/2020 – 02/15/2027, valued at $408,000,027); expected proceeds $400,066,667	3.000%	01/02/2019	01/02/2019	400,000,000	400,000,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Bills, 0.000% due 01/03/2019 – 12/05/2019, U.S. Treasury Bonds, 2.250% – 8.125% due 08/15/2019 – 11/15/2048, U.S. Treasury Inflation Index Bonds, 0.750% – 2.500% due 01/15/2025 – 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 2.125% due 01/15/2019 – 01/15/2027, and U.S. Treasury Notes, 0.750% – 3.500% due 01/31/2019 – 11/15/2028, valued at $1,019,253,469); expected proceeds $1,000,163,888	2.950%	01/02/2019	01/02/2019	$1,000,000,000	$ 1,000,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					6,256,000,000
TOTAL INVESTMENTS –96.9% (d)(e)					39,931,220,489
Other Assets in Excess of Liabilities —3.1%					1,290,561,756
NET ASSETS –100.0%					$ 41,221,782,245
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate shown is the discount rate at time of purchase.
(c)	Illiquid security. These securities represent $1,065,000,000 or 2.6% of net assets as of December 31, 2018.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

ASSETS
Investments in unaffiliated issuers, at value and cost	$28,797,220,489
Repurchase agreements, at value and amortized cost	11,134,000,000
Total Investments	39,931,220,489
Cash	1,638,579,751
Interest receivable — unaffiliated issuers	51,752,736
Other Receivable	9,438
Prepaid expenses and other assets	12,521
TOTAL ASSETS	41,621,574,935
LIABILITIES
Payable for investments purchased	397,507,611
Advisory and administrator fee payable	1,797,060
Custody, sub-administration and transfer agent fees payable	425,332
Trustees’ fees and expenses payable	1,320
Professional fees payable	42,493
Printing fees payable	15,483
Accrued expenses and other liabilities	3,391
TOTAL LIABILITIES	399,792,690
NET ASSETS	$41,221,782,245
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

INVESTMENT INCOME
Interest income — unaffiliated issuers	$914,574,049
EXPENSES
Advisory and administrator fee	24,728,271
Custodian, sub-administrator and transfer agent fees	6,562,810
Trustees’ fees and expenses	809,406
Professional fees and expenses	159,296
Printing and postage fees	40,983
Insurance expense	188,672
Miscellaneous expenses	29,359
TOTAL EXPENSES	32,518,797
NET INVESTMENT INCOME (LOSS)	$882,055,252
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	20,763
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$882,076,015
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/18	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 882,055,252	$ 402,421,179
Net realized gain (loss)	20,763	(18,966)
Net increase (decrease) in net assets resulting from operations	882,076,015	402,402,213
CAPITAL TRANSACTIONS
Contributions	142,050,377,534	104,516,771,308
Withdrawals	(150,375,688,545)	(107,179,383,705)
Net increase (decrease) in net assets from capital transactions	(8,325,311,011)	(2,662,612,397)
Net increase (decrease) in net assets during the period	(7,443,234,996)	(2,260,210,184)
Net assets at beginning of period	48,665,017,241	50,925,227,425
NET ASSETS AT END OF PERIOD	$ 41,221,782,245	$ 48,665,017,241
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Total return (a)	1.81%	0.74%	0.31%	0.03%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$41,221,782	$48,665,017	$50,925,227	$16,023,491	$13,207,868
Ratios to average net assets:
Total expenses	0.07%	0.06%	0.07%	0.07%	0.07%
Net investment income (loss)	1.78%	0.85%	0.32%	0.03%	0.01%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2018

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the
13

STATE STREET MASTER FUNDS
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2018, the Portfolio had invested in repurchase agreements with the gross values of $11,134,000,000 and associated collateral equal to $11,396,172,315.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
8.    Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Portfolio has adopted the Final Rule for the current period.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest and the Board of Trustees of State Street U.S. Government Money Market Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street U.S. Government Money Market Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2019
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street U.S. Government Money Market Portfolio	0.07%	$1,010.30	$0.35	$1,024.90	$0.36
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
Special Meeting of Shareholders — Voting Results
A special meeting of shareholders of State Street Master Funds (the “Trust”) was held on December 18, 2018 to elect the following four nominees as Trustees of the Trust: Michael A. Jessee, Ellen M. Needham, Donna M. Rapaccioli and John R. Costantino. At the meeting the following votes were recorded:
Nominee	Shares For	Shares Withheld
Michael A. Jessee	70,681,020,370.077	7,661,214,196.910
Ellen M. Needham	77,884,129,343.272	458,105,223.715
Donna M. Rapaccioli	78,036,680,506.030	305,554,060.957
John R. Costantino	78,035,382,515.554	306,852,051.433
The other Trustees whose term of office continued after the meeting are as follows: James E. Ross, Michael F. Holland, Patrick J. Riley, Richard D. Shirk, Bruce D. Taber and Rina K. Spence.
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – present).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	185	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
22

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about Portfolio's directors and is available, without charge, upon request and by calling 1-877-521-4083.
23

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
STTUSGOVAR1
00227374
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Annual Report
December 31, 2018
State Street Master Funds
State Street Treasury Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2018

% of Net Assets
Treasury Debt	116.6%
Liabilities in Excess of Other Assets	(16.6)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2018

% of Net Assets
2 to 30 Days	52.7%
31 to 60 Days	31.7
61 to 90 Days	7.3
Over 90 Days	24.9
Total	116.6%
Average days to maturity	36
Weighted average life	75
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—116.6%
U.S. Treasury Bill (a)	2.140%	01/17/2019	01/17/2019	$ 361,050,000	$ 360,688,419
U.S. Treasury Bill (a)	2.175%	01/03/2019	01/03/2019	985,707,000	985,586,623
U.S. Treasury Bill (a)	2.220%	01/10/2019	01/10/2019	381,250,000	381,039,899
U.S. Treasury Bill (a)	2.240%	01/02/2019	01/02/2019	1,271,093,000	1,271,012,746
U.S. Treasury Bill (a)	2.260%	01/15/2019	01/15/2019	148,757,000	148,625,079
U.S. Treasury Bill (a)	2.269%	02/21/2019	02/21/2019	490,753,000	489,135,831
U.S. Treasury Bill (a)	2.275%	02/07/2019	02/07/2019	158,000,000	157,625,108
U.S. Treasury Bill (a)	2.281%	02/28/2019	02/28/2019	381,508,000	380,076,094
U.S. Treasury Bill (a)	2.285%	01/08/2019	01/08/2019	569,000,000	568,747,732
U.S. Treasury Bill (a)	2.300%	01/24/2019	01/24/2019	100,000,000	99,853,056
U.S. Treasury Bill (a)	2.310%	01/31/2019	01/31/2019	224,000,000	223,569,650
U.S. Treasury Bill (a)	2.315%	01/22/2019	01/22/2019	610,000,000	609,170,930
U.S. Treasury Bill (a)	2.326%	02/14/2019	02/14/2019	100,000,000	99,714,000
U.S. Treasury Bill (a)	2.350%	01/29/2019	01/29/2019	1,039,254,000	1,037,376,101
U.S. Treasury Bill (a)	2.365%	03/07/2019	03/07/2019	200,000,000	199,145,972
U.S. Treasury Bill (a)	2.370%	02/19/2019	02/19/2019	400,000,000	398,709,668
U.S. Treasury Bill (a)	2.375%	03/14/2019	03/14/2019	150,000,000	149,287,500
U.S. Treasury Bill (a)	2.380%	04/11/2019	04/11/2019	108,500,000	107,782,694
U.S. Treasury Bill (a)	2.388%	05/16/2019	05/16/2019	100,000,000	99,104,687
U.S. Treasury Bill (a)	2.390%	02/05/2019	02/05/2019	400,000,000	399,070,556
U.S. Treasury Bill (a)	2.415%	03/28/2019	03/28/2019	400,250,000	397,940,891
U.S. Treasury Bill (a)	2.415%	04/18/2019	04/18/2019	84,750,000	84,141,672
U.S. Treasury Bill (a)	2.420%	02/26/2019	02/26/2019	423,000,000	421,436,075
U.S. Treasury Bill (a)	2.430%	05/02/2019	05/02/2019	77,000,000	76,371,103
U.S. Treasury Bill (a)	2.465%	04/04/2019	04/04/2019	500,000,000	496,884,514
U.S. Treasury Bill (a)	2.465%	05/23/2019	05/23/2019	175,500,000	173,798,554
U.S. Treasury Bill (a)	2.475%	05/30/2019	05/30/2019	97,000,000	96,006,356
U.S. Treasury Bill (a)	2.480%	06/13/2019	06/13/2019	54,000,000	53,393,640
U.S. Treasury Bill (a)	2.480%	06/27/2019	06/27/2019	50,000,000	49,390,333
U.S. Treasury Bill (a)	2.505%	07/05/2019	07/05/2019	108,625,000	107,241,796
U.S. Treasury Note (a)	2.373%	02/28/2019	02/28/2019	69,000,000	68,903,569
U.S. Treasury Note (a)	2.443%	03/31/2019	03/31/2019	22,000,000	21,936,332
U.S. Treasury Note (a)	2.457%	04/15/2019	04/15/2019	49,400,000	49,179,399
U.S. Treasury Note, 3 Month USD MMY(b)	2.481%	01/01/2019	01/31/2020	385,000,000	384,926,880
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	2.514%	01/01/2019	04/30/2020	335,500,000	335,520,241
U.S. Treasury Note, 3 Month USD MMY + 0.04%(b)	2.524%	01/01/2019	07/31/2020	127,200,000	127,236,050
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	2.529%	01/01/2019	10/31/2019	112,000,000	112,050,548
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	2.541%	01/01/2019	07/31/2019	150,000,000	150,080,271
U.S. Treasury Note, 3 Month USD MMY + 0.07%(b)	2.551%	01/01/2019	04/30/2019	85,800,000	85,809,423
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	2.621%	01/01/2019	01/31/2019	632,000,000	632,105,982
TOTAL INVESTMENTS –116.6% (c)(d)					12,089,675,974
Liabilities in Excess of Other Assets —(16.6)%					(1,716,707,261)
NET ASSETS –100.0%					$ 10,372,968,713
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

ASSETS
Investments in unaffiliated issuers, at value and cost	$12,089,675,974
Cash	861
Interest receivable — unaffiliated issuers	8,239,860
Prepaid expenses and other assets	2,829
TOTAL ASSETS	12,097,919,524
LIABILITIES
Payable for investments purchased	1,724,302,385
Advisory and administrator fee payable	408,688
Custody, sub-administration and transfer agent fees payable	187,884
Professional fees payable	42,493
Printing fees payable	8,187
Accrued expenses and other liabilities	1,174
TOTAL LIABILITIES	1,724,950,811
NET ASSETS	$10,372,968,713
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

INVESTMENT INCOME
Interest income — unaffiliated issuers	$208,649,848
EXPENSES
Advisory and administrator fee	5,706,564
Custodian, sub-administrator and transfer agent fees	1,426,642
Trustees’ fees and expenses	208,990
Professional fees	159,072
Printing and postage fees	17,176
Insurance expense	56,897
Miscellaneous expenses	7,037
TOTAL EXPENSES	7,582,378
NET INVESTMENT INCOME (LOSS)	$201,067,470
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(90,111)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$200,977,359
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/18	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 201,067,470	$ 111,706,631
Net realized gain (loss)	(90,111)	117,892
Net increase (decrease) in net assets resulting from operations	200,977,359	111,824,523
CAPITAL TRANSACTIONS
Contributions	23,045,517,549	20,311,832,604
Withdrawals	(25,879,128,300)	(21,422,356,261)
Net increase (decrease) in net assets from capital transactions	(2,833,610,751)	(1,110,523,657)
Net increase (decrease) in net assets during the period	(2,632,633,392)	(998,699,134)
Net assets at beginning of period	13,005,602,105	14,004,301,239
NET ASSETS AT END OF PERIOD	$ 10,372,968,713	$ 13,005,602,105
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Total return (a)	1.80%	0.73%	0.25%	(0.04)%	(0.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,372,969	$13,005,602	$14,004,301	$11,837,128	$10,247,460
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	1.76%	0.81%	0.25%	(0.03)%	(0.02)%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2018

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

As of December 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Fund were more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
7.    Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Portfolio has adopted the Final Rule for the current period.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest and the Board of Trustees of State Street Treasury Money Market Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Money Market Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2019
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.07%	$1,010.30	$0.35	$1,024.90	$0.36
(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
Special Meeting of Shareholders — Voting Results
A special meeting of shareholders of State Street Master Funds (the “Trust”) was held on December 18, 2018 to elect the following four nominees as Trustees of the Trust: Michael A. Jessee, Ellen M. Needham, Donna M. Rapaccioli and John R. Costantino. At the meeting the following votes were recorded:
Nominee	Shares For	Shares Withheld
Michael A. Jessee	70,681,020,370.077	7,661,214,196.910
Ellen M. Needham	77,884,129,343.272	458,105,223.715
Donna M. Rapaccioli	78,036,680,506.030	305,554,060.957
John R. Costantino	78,035,382,515.554	306,852,051.433
The other Trustees whose term of office continued after the meeting are as follows: James E. Ross, Michael F. Holland, Patrick J. Riley, Richard D. Shirk, Bruce D. Taber and Rina K. Spence.
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – present).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	185	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

14

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about Portfolio's directors and is available, without charge, upon request and by calling 1-877-521-4083.
16

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
SSTTRAR1
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Annual Report
December 31, 2018
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2018

% of Net Assets
Treasury Debt	54.1%
Treasury Repurchase Agreements	36.4
Other Assets in Excess of Liabilities	9.5
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2018

% of Net Assets
2 to 30 Days	47.4%
31 to 60 Days	12.6
61 to 90 Days	6.5
Over 90 Days	24.0
Total	90.5%
Average days to maturity	27
Weighted average life	83
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—54.1%
U.S. Treasury Bill (a)	2.140%	01/17/2019	01/17/2019	$ 435,000,000	$ 434,564,534
U.S. Treasury Bill (a)	2.175%	01/03/2019	01/03/2019	600,000,000	599,927,444
U.S. Treasury Bill (a)	2.220%	01/10/2019	01/10/2019	500,000,000	499,723,637
U.S. Treasury Bill (a)	2.269%	02/21/2019	02/21/2019	200,000,000	199,357,258
U.S. Treasury Bill (a)	2.275%	02/07/2019	02/07/2019	50,000,000	49,883,090
U.S. Treasury Bill (a)	2.281%	02/28/2019	02/28/2019	200,000,000	199,265,011
U.S. Treasury Bill (a)	2.285%	01/08/2019	01/08/2019	375,000,000	374,832,948
U.S. Treasury Bill (a)	2.300%	01/24/2019	01/24/2019	450,000,000	449,338,750
U.S. Treasury Bill (a)	2.310%	01/31/2019	01/31/2019	400,000,000	399,231,558
U.S. Treasury Bill (a)	2.326%	02/14/2019	02/14/2019	225,000,000	224,356,500
U.S. Treasury Bill (a)	2.375%	03/14/2019	03/14/2019	150,000,000	149,287,500
U.S. Treasury Bill (a)	2.380%	04/11/2019	04/11/2019	75,000,000	74,504,167
U.S. Treasury Bill (a)	2.388%	03/21/2019	03/21/2019	400,000,000	397,904,306
U.S. Treasury Bill (a)	2.390%	02/05/2019	02/05/2019	300,000,000	299,302,917
U.S. Treasury Bill (a)	2.415%	03/28/2019	03/28/2019	350,000,000	347,980,792
U.S. Treasury Bill (a)	2.415%	04/18/2019	04/18/2019	150,000,000	148,923,313
U.S. Treasury Bill (a)	2.465%	04/04/2019	04/04/2019	400,000,000	397,507,611
U.S. Treasury Bill (a)	2.465%	05/23/2019	05/23/2019	200,000,000	198,055,389
U.S. Treasury Bill (a)	2.480%	06/13/2019	06/13/2019	100,000,000	98,877,111
U.S. Treasury Bill (a)	2.480%	06/27/2019	06/27/2019	150,000,000	148,171,000
U.S. Treasury Bill (a)	2.488%	06/20/2019	06/20/2019	300,000,000	296,478,615
U.S. Treasury Bill (a)	2.505%	07/05/2019	07/05/2019	50,000,000	49,363,313
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	2.364%	01/31/2019	10/31/2020	100,000,000	99,840,781
U.S. Treasury Note (a)	2.373%	02/28/2019	02/28/2019	89,000,000	88,875,618
U.S. Treasury Note (a)	2.443%	03/31/2019	03/31/2019	29,000,000	28,916,074
U.S. Treasury Note (a)	2.457%	04/15/2019	04/15/2019	50,000,000	49,776,719
U.S. Treasury Note, 3 Month USD MMY(b)	2.481%	01/02/2019	01/31/2020	763,000,000	762,938,448
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	2.514%	01/02/2019	04/30/2020	665,800,000	665,834,484
U.S. Treasury Note, 3 Month USD MMY + 0.04%(b)	2.524%	01/02/2019	07/31/2020	303,150,000	303,114,561
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	2.529%	01/02/2019	10/31/2019	246,000,000	246,120,058
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	2.541%	01/02/2019	07/31/2019	150,000,000	150,080,271
U.S. Treasury Note, 3 Month USD MMY + 0.07%(b)	2.551%	01/02/2019	04/30/2019	64,398,000	64,405,183
U.S. Treasury Note (a)	2.553%	05/31/2019	05/31/2019	64,000,000	63,627,515
U.S. Treasury Note (a)	2.589%	06/30/2019	06/30/2019	120,000,000	119,432,568
U.S. Treasury Note (a)	2.609%	07/31/2019	07/31/2019	250,000,000	247,516,952
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	2.621%	01/02/2019	01/31/2019	510,300,000	510,371,224
TOTAL TREASURY DEBT					9,437,687,220
TREASURY REPURCHASE AGREEMENTS—36.4%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Bills, 0.000% due 01/03/2019 – 12/05/2019, a U.S. Treasury Inflation Index Bond, 0.625% due 02/15/2043, U.S. Treasury Inflation Index Notes, 0.125% due 01/15/2022 – 07/15/2022, and U.S. Treasury Notes, 0.875% – 3.375% due 02/28/2019 – 11/15/2026, valued at $408,066,936); expected proceeds $400,065,556	2.950%	01/02/2019	01/02/2019	400,000,000	400,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Bond, 3.375% due 05/15/2044, and a U.S. Treasury Note, 2.625% due 03/31/2025, valued at $204,000,110); expected proceeds $200,032,778	2.950%	01/02/2019	01/02/2019	200,000,000	200,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Bond, 3.875% due 08/15/2040, and a U.S. Treasury Note, 2.625% - 2.750% due 03/31/2025 - 06/30/2025, valued at $762,960,063); expected proceeds $748,120,512	2.900%	01/02/2019	01/02/2019	$ 748,000,000	$ 748,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Bond, 8.750% due 08/15/2020, U.S. Treasury Notes, 2.000% – 2.875% due 08/15/2024 – 07/31/2025, and U.S. Treasury Strips, 0.000% due 05/15/2019 – 08/15/2028, valued at $34,680,000); expected proceeds $34,005,572	2.950%	01/02/2019	01/02/2019	34,000,000	34,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/28/2018 (collateralized by U.S. Treasury Notes, 1.125% – 2.875% due 12/31/2020 – 12/31/2025, valued at $510,000,078); expected proceeds $500,246,944	2.540%	01/04/2019	01/04/2019	500,000,000	500,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2047, and U.S. Treasury Notes, 1.250% – 2.375% due 05/31/2019 – 05/15/2027, valued at $31,620,068); expected proceeds $31,005,081	2.950%	01/02/2019	01/02/2019	31,000,000	31,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Inflation Index Note, 0.500% due 01/15/2028, and a U.S. Treasury Note, 1.375% due 09/30/2019, valued at $397,800,066); expected proceeds $390,063,917	2.950%	01/02/2019	01/02/2019	390,000,000	390,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/26/2018 (collateralized by a U.S. Treasury Note, 2.750% due 05/31/2023, and U.S. Treasury Strips, 0.000% due 08/15/2020 – 05/15/2024, valued at $204,000,000); expected proceeds $200,094,111	2.420%	01/02/2019	01/02/2019	200,000,000	200,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 02/07/2019, a U.S. Treasury Bond, 5.000% due 05/15/2037, U.S. Treasury Notes, 2.500% – 2.625% due 12/31/2020 – 06/30/2023, and U.S. Treasury Strips, 0.000% due 02/15/2019 – 02/15/2024, valued at $204,000,051); expected proceeds $200,097,222	2.500%	01/07/2019	01/07/2019	200,000,000	200,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Inflation Index Bond, 2.500% due 01/15/2029, and a U.S. Treasury Note, 2.625% due 06/30/2023, valued at $421,260,012); expected proceeds $413,067,686	2.950%	01/02/2019	01/02/2019	413,000,000	413,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Notes, 1.625% – 2.750% due 04/30/2020 – 05/15/2026, valued at $418,200,173); expected proceeds $410,067,195	2.950%	01/02/2019	01/02/2019	410,000,000	410,000,000
Agreement with LLOYDS Bank PLC, dated 08/17/2018 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% due 04/15/2020 – 01/15/2023, and a U.S. Treasury Note, 2.000% due 04/30/2024, valued at $256,034,586); expected proceeds $253,190,417 (c)	2.470%	01/02/2019	02/19/2019	250,000,000	250,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 12/11/2018 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, valued at $117,300,072); expected proceeds $115,730,250 (c)	2.540%	03/11/2019	03/11/2019	$ 115,000,000	$ 115,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 12/21/2018 (collateralized by a U.S. Treasury Inflation Index Note, 1.125% due 01/15/2021, and a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $71,400,070); expected proceeds $70,445,900 (c)	2.520%	03/22/2019	03/22/2019	70,000,000	70,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Bonds, 2.250% – 4.500% due 08/15/2039 – 05/15/2048, U.S. Treasury Inflation Index Bonds, 0.750% – 3.625% due 01/15/2028 – 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2019 – 07/15/2027, and U.S. Treasury Notes, 1.125% – 3.625% due 04/30/2019 – 02/15/2028, valued at $943,500,086); expected proceeds $925,151,597	2.950%	01/02/2019	01/02/2019	925,000,000	925,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Bonds, 2.500% – 8.500% due 02/15/2020 – 02/15/2047, U.S. Treasury Inflation Index Notes, 0.125% – 1.125% due 01/15/2021 – 01/15/2027, and U.S. Treasury Notes, 1.125% – 2.750% due 03/31/2020 – 11/15/2026, valued at $969,000,069); expected proceeds $950,155,694	2.950%	01/02/2019	01/02/2019	950,000,000	950,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Notes, 1.875% – 2.000% due 02/28/2021 – 08/31/2022, valued at $9,180,056); expected proceeds $9,001,475	2.950%	01/02/2019	01/02/2019	9,000,000	9,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Bonds, 3.625% – 8.875% due 02/15/2019 – 08/15/2043, and U.S. Treasury Notes, 1.375% – 3.125% due 06/30/2020 – 02/15/2026, valued at $510,083,620); expected proceeds $500,081,944	2.950%	01/02/2019	01/02/2019	500,000,000	500,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					6,345,000,000
TOTAL INVESTMENTS –90.5% (d)(e)					15,782,687,220
Other Assets in Excess of Liabilities —9.5%					1,664,577,712
NET ASSETS –100.0%					$ 17,447,264,932
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $435,000,000 or 2.5% of net assets as of December 31, 2018.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

ASSETS
Investments in unaffiliated issuers, at value and cost	$ 9,437,687,220
Repurchase agreements, at value and amortized cost	6,345,000,000
Total Investments	15,782,687,220
Cash	2,096,235,721
Interest receivable — unaffiliated issuers	16,261,298
Other Receivable	8,284
Prepaid expenses and other assets	3,336
TOTAL ASSETS	17,895,195,859
LIABILITIES
Payable for investments purchased	446,870,924
Advisory and administrator fee payable	600,485
Custody, sub-administration and transfer agent fees payable	408,558
Professional fees payable	42,493
Printing fees payable	4,815
Accrued expenses and other liabilities	3,652
TOTAL LIABILITIES	447,930,927
NET ASSETS	$17,447,264,932
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

INVESTMENT INCOME
Interest income — unaffiliated issuers	$259,702,644
EXPENSES
Advisory and administrator fee	6,965,920
Custodian, sub-administrator and transfer agent fees	2,223,515
Trustees’ fees and expenses	228,467
Professional fees	159,384
Printing and postage fees	8,670
Insurance expense	45,833
TOTAL EXPENSES	9,631,789
NET INVESTMENT INCOME (LOSS)	$250,070,855
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,950
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$250,072,805
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/18	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 250,070,855	$ 89,426,187
Net realized gain (loss)	1,950	(118)
Net increase (decrease) in net assets resulting from operations	250,072,805	89,426,069
CAPITAL TRANSACTIONS
Contributions	39,817,102,235	28,396,151,811
Withdrawals	(36,800,190,630)	(24,934,249,332)
Net increase (decrease) in net assets from capital transactions	3,016,911,605	3,461,902,479
Net increase (decrease) in net assets during the period	3,266,984,410	3,551,328,548
Net assets at beginning of period	14,180,280,522	10,628,951,974
NET ASSETS AT END OF PERIOD	$ 17,447,264,932	$ 14,180,280,522
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Total return (a)	1.82%	0.82%	0.23%	(0.01)%	(0.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$17,447,265	$14,180,281	$10,628,952	$1,744,814	$2,765,530
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	1.79%	0.84%	0.27%	(0.01)%	(0.02)%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2018

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2018, the Portfolio had invested in repurchase agreements with the gross values of $6,345,000,000 and associated collateral equal to $6,473,086,116.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
8.    Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Portfolio has adopted the Final Rule for the current period.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest and the Board of Trustees of State Street Treasury Plus Money Market Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Plus Money Market Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2019
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
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OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.07%	$1,011.40	$0.35	$1,024.90	$0.36
(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
Special Meeting of Shareholders — Voting Results
A special meeting of shareholders of State Street Master Funds (the “Trust”) was held on December 18, 2018 to elect the following four nominees as Trustees of the Trust: Michael A. Jessee, Ellen M. Needham, Donna M. Rapaccioli and John R. Costantino. At the meeting the following votes were recorded:
Nominee	Shares For	Shares Withheld
Michael A. Jessee	70,681,020,370.077	7,661,214,196.910
Ellen M. Needham	77,884,129,343.272	458,105,223.715
Donna M. Rapaccioli	78,036,680,506.030	305,554,060.957
John R. Costantino	78,035,382,515.554	306,852,051.433
The other Trustees whose term of office continued after the meeting are as follows: James E. Ross, Michael F. Holland, Patrick J. Riley, Richard D. Shirk, Bruce D. Taber and Rina K. Spence.
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OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67
16

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – present).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	185	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

17

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
18

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about Portfolio's directors and is available, without charge, upon request and by calling 1-877-521-4083.
19

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
STTTPAR1
00215114
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Annual Report
December 31, 2018
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Management's Discussion of Fund Performance (Unaudited)
The State Street International Developed Equity Index Portfolio (the “Portfolio”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based developed market (ex-U.S. and Canada) large and mid-capitalization equity index over the long term. The Portfolio’s benchmark is the MSCI EAFE (Europe, Australasia, Far East) Index (the “Index”).
For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Portfolio was –13.83%, and for the Index was –13.79% (Net). The Portfolio and Index returns reflect the reinvestment of dividends and other income. The Portfolio’s performance reflects the expenses of managing the Portfolio, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of small weighting differences between the securities and the currencies in the Portfolio and the Index contributed to the difference between the Portfolio’s performance and that of the Index.
The Portfolio had a negative performance in 2018. The Portfolio’s performance was driven by a global trade war, a weakening global economy and political unrest in Europe over Brexit. In the first calendar quarter of 2018, positive factors such as tax cuts in the U.S., progress in talks between North and South Korea and good macro and earnings data were offset by a global trade war, an increase in rates by the Fed, inflation fears and increased volatility. The negative performance in the second calendar quarter of 2018 was driven by geopolitical concerns (Russia, Iran, North Korea), global trade (U.S. and China, U.S. and EU) and more hawkish stances by the U.S. and U.K. central banks. The Portfolio’s performance in the third calendar quarter was positive as a result of strong earnings and macro data but performance was hurt by continued uncertainty around Brexit, political unrest in the U.S. and hawkish tones from the Fed. The Portfolio’s negative performance in the fourth quarter echoed similar themes from earlier in the year: a weakening global economy, trade wars, political unrest and inflationary concerns. Positive performance from a new NAFTA deal were offset by worries over the Italian budget, ongoing U.S.-China hostilities, the looming Brexit deadline, concerns over global growth (Chinese retail sales and industrial production, Australian unemployment, French GDP) and the partial U.S. government shutdown.
The Portfolio used MSCI EAFE Index futures contracts in order to gain exposure to the index during the Reporting Period. The Portfolio’s use of index futures helped the Portfolio track the Index.
On an individual security level, the top positive contributors to the Portfolio’s performance during the Reporting Period were GlaxoSmithKline plc, Sky Limited, and CSL Limited. The top negative contributors to the Portfolio’s performance during the Reporting Period were BASF SE, Bayer AG, and British American Tobacco p.l.c..
The views expressed above reflect those of the Portfolio’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Management's Discussion of Fund Performance (Unaudited)  (continued)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2018

	Total Return One Year Ended December 31, 2018	Average Annual Total Return Inception to Date * December 31, 2018
State Street International Developed Equity Index Portfolio	(13.83%)	3.27%
MSCI EAFE (Europe, Australasia, Far East) Index(1)	(13.79%)	3.31%

*	Inception date is April 28, 2016.
(1)	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to capture large and mid-cap securities in developed market countries, excluding the United States and Canada. Index returns are net of dividend withholding taxes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

State Street International Developed Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Top Five Holdings as of December 31, 2018

Description	Market Value	% of Net Assets
Nestle SA	55,183,424	2.0%
Novartis AG	41,112,252	1.5
Roche Holding AG	38,581,048	1.4
HSBC Holdings PLC	35,909,139	1.3
Royal Dutch Shell PLC Class A	29,552,743	1.0
TOTAL	200,338,606	7.2%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
Top Five Sectors as of December 31, 2018

Description	% of Net Assets
Banks	11.4%
Pharmaceuticals	8.6
Insurance	5.6
Oil & Gas	5.6
Food	4.7
TOTAL	35.9%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2018

Security Description	Shares	Value
COMMON STOCKS — 97.5%
AUSTRALIA — 6.7%
AGL Energy, Ltd.	140,588	$ 2,038,863
Alumina, Ltd.	492,770	797,893
Amcor, Ltd.	241,367	2,251,471
AMP, Ltd.	574,606	991,080
APA Group	240,180	1,437,237
Aristocrat Leisure, Ltd.	122,732	1,887,048
ASX, Ltd.	39,723	1,676,221
Aurizon Holdings, Ltd.	398,649	1,201,177
AusNet Services	359,274	393,304
Australia & New Zealand Banking Group, Ltd.	621,074	10,694,791
Bank of Queensland, Ltd.	70,707	482,844
Bendigo & Adelaide Bank, Ltd.	96,812	735,399
BHP Group PLC	455,948	9,590,763
BHP Group, Ltd.	643,098	15,497,319
BlueScope Steel, Ltd.	105,115	811,050
Boral, Ltd.	224,782	781,738
Brambles, Ltd.	332,676	2,377,169
Caltex Australia, Ltd.	50,938	913,721
Challenger, Ltd.	110,251	736,582
CIMIC Group, Ltd.	19,072	582,852
Coca-Cola Amatil, Ltd.	92,226	531,753
Cochlear, Ltd.	12,427	1,518,495
Coles Group, Ltd. (a)(b)	234,650	1,939,372
Commonwealth Bank of Australia	384,561	19,598,207
Computershare, Ltd.	91,749	1,110,324
Crown Resorts, Ltd.	69,813	582,899
CSL, Ltd.	98,655	12,859,936
Dexus REIT	208,348	1,557,709
Domino's Pizza Enterprises, Ltd.	10,366	296,650
Flight Centre Travel Group, Ltd.	8,586	259,432
Fortescue Metals Group, Ltd.	318,953	940,835
Goodman Group REIT	342,621	2,564,010
GPT Group REIT	382,164	1,436,692
Harvey Norman Holdings, Ltd. (b)	107,605	239,382
Incitec Pivot, Ltd.	310,159	716,194
Insurance Australia Group, Ltd. (a)	499,055	2,459,342
LendLease Group	112,522	921,276
Macquarie Group, Ltd.	69,175	5,291,166
Medibank Pvt, Ltd.	542,337	981,239
Mirvac Group REIT	745,563	1,175,723
National Australia Bank, Ltd.	590,511	10,006,371
Newcrest Mining, Ltd.	165,806	2,544,657
Oil Search, Ltd.	277,983	1,401,212
Orica, Ltd.	73,878	897,174
Origin Energy, Ltd. (a)	379,917	1,730,476
QBE Insurance Group, Ltd.	278,469	1,980,025
Ramsay Health Care, Ltd.	29,431	1,196,132
REA Group, Ltd.	10,695	557,016
Santos, Ltd.	358,312	1,382,339
Security Description	Shares	Value
Scentre Group REIT	1,122,682	$ 3,082,435
SEEK, Ltd.	63,950	761,752
Sonic Healthcare, Ltd.	88,625	1,379,487
South32, Ltd.	1,072,398	2,529,143
Stockland REIT	490,435	1,215,337
Suncorp Group, Ltd.	280,850	2,497,183
Sydney Airport	235,304	1,114,851
Tabcorp Holdings, Ltd.	399,455	1,206,418
Telstra Corp., Ltd.	888,283	1,782,250
TPG Telecom, Ltd.	56,976	258,315
Transurban Group Stapled Security	564,190	4,627,259
Treasury Wine Estates, Ltd.	146,604	1,527,496
Vicinity Centres REIT	661,985	1,211,697
Washington H Soul Pattinson & Co., Ltd.	17,479	306,277
Wesfarmers, Ltd.	242,869	5,508,967
Westpac Banking Corp.	749,012	13,203,699
Woodside Petroleum, Ltd.	199,520	4,399,271
Woolworths Group, Ltd.	284,287	5,888,059
WorleyParsons, Ltd.	56,776	456,461
		187,510,917
AUSTRIA — 0.2%
ANDRITZ AG	14,404	660,613
Erste Group Bank AG (a)	67,409	2,238,552
OMV AG	32,125	1,404,681
Raiffeisen Bank International AG	34,387	872,671
Verbund AG (b)	15,343	653,165
Voestalpine AG	26,238	782,842
		6,612,524
BELGIUM — 0.9%
Ageas	38,930	1,748,961
Anheuser-Busch InBev SA	165,977	10,947,800
Colruyt SA	13,634	970,054
Groupe Bruxelles Lambert SA	17,025	1,480,678
KBC Group NV	54,440	3,527,371
Proximus SADP	33,328	899,896
Solvay SA	15,708	1,567,970
Telenet Group Holding NV	10,840	503,105
UCB SA	27,232	2,219,587
Umicore SA	44,649	1,779,272
		25,644,694
CHILE — 0.0% (c)
Antofagasta PLC	74,949	747,604
CHINA — 0.2%
BeiGene, Ltd. ADR (a)	7,400	1,037,924
BOC Hong Kong Holdings, Ltd.	779,000	2,895,374
Minth Group, Ltd.	128,000	412,806
Yangzijiang Shipbuilding Holdings, Ltd.	400,400	367,205
		4,713,309
DENMARK — 1.7%
AP Moller - Maersk A/S Class A	887	1,046,255

See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
AP Moller - Maersk A/S Class B	1,483	$ 1,859,216
Carlsberg A/S Class B	23,912	2,537,006
Chr. Hansen Holding A/S	21,761	1,922,103
Coloplast A/S Class B	26,623	2,467,377
Danske Bank A/S	157,694	3,113,804
DSV A/S	41,695	2,741,365
Genmab A/S (a)	13,917	2,275,814
H Lundbeck A/S	15,024	656,845
ISS A/S	38,781	1,081,516
Novo Nordisk A/S Class B	403,159	18,397,976
Novozymes A/S Class B	49,076	2,186,936
Orsted A/S (d)	42,286	2,822,327
Pandora A/S	25,242	1,025,851
Tryg A/S	27,932	701,301
Vestas Wind Systems A/S	42,940	3,236,969
William Demant Holding A/S (a)	19,597	555,072
		48,627,733
FINLAND — 1.3%
Elisa Oyj	29,746	1,226,869
Fortum Oyj	102,743	2,243,307
Kone Oyj Class B	77,234	3,676,397
Metso Oyj	26,240	686,914
Neste Oyj	28,094	2,163,310
Nokia Oyj	1,267,795	7,289,876
Nokian Renkaat Oyj	25,302	775,741
Nordea Bank Abp	684,831	5,760,835
Orion Oyj Class B	24,454	846,465
Sampo Oyj Class A	100,489	4,412,310
Stora Enso Oyj Class R	128,218	1,478,182
UPM-Kymmene Oyj	121,262	3,070,447
Wartsila OYJ Abp	104,158	1,654,453
		35,285,106
FRANCE — 10.3%
Accor SA	38,556	1,635,634
Aeroports de Paris	6,056	1,145,742
Air Liquide SA	93,309	11,567,945
Airbus SE	126,905	12,180,197
Alstom SA	31,259	1,260,328
Amundi SA (d)	13,383	706,191
Arkema SA	14,803	1,268,477
Atos SE	19,592	1,600,908
AXA SA	428,285	9,232,762
BioMerieux	7,385	485,424
BNP Paribas SA	248,855	11,229,790
Bollore SA	174,853	699,591
Bouygues SA	47,859	1,714,612
Bureau Veritas SA	54,972	1,118,260
Capgemini SE	34,972	3,470,111
Carrefour SA	122,788	2,092,843
Casino Guichard Perrachon SA	9,264	384,846
Cie de Saint-Gobain	105,269	3,509,665
Cie Generale des Etablissements Michelin SCA	36,462	3,613,788
CNP Assurances	37,775	799,740
Security Description	Shares	Value
Covivio REIT	7,536	$ 725,364
Credit Agricole SA	240,140	2,588,686
Danone SA	133,076	9,357,258
Dassault Aviation SA	467	645,960
Dassault Systemes SE	28,473	3,375,321
Edenred	49,231	1,807,100
Eiffage SA	16,465	1,373,250
Electricite de France SA	129,078	2,036,266
Engie SA	391,029	5,598,734
EssilorLuxottica SA	46,472	5,867,596
Eurazeo SE	10,092	712,966
Eutelsat Communications SA	32,571	640,603
Faurecia SA	16,076	607,737
Gecina SA REIT	9,737	1,257,786
Getlink SE	102,452	1,373,794
Hermes International	6,917	3,833,395
ICADE REIT	5,854	445,018
Iliad SA	5,881	824,559
Imerys SA	8,119	389,626
Ingenico Group SA	13,210	748,104
Ipsen SA	8,146	1,050,870
JCDecaux SA	12,316	345,218
Kering SA	16,302	7,670,424
Klepierre SA REIT	41,077	1,265,965
Legrand SA	56,309	3,173,422
L'Oreal SA	54,947	12,637,905
LVMH Moet Hennessy Louis Vuitton SE	60,669	17,907,139
Natixis SA	182,538	859,505
Orange SA	432,736	7,002,225
Pernod Ricard SA	46,091	7,550,322
Peugeot SA	123,242	2,626,783
Publicis Groupe SA	45,804	2,622,231
Remy Cointreau SA	4,317	488,316
Renault SA	40,226	2,508,446
Rexel SA	55,951	594,831
Safran SA	71,920	8,665,496
Sanofi	246,225	21,296,176
Sartorius Stedim Biotech	4,895	488,786
Schneider Electric SE	118,491	8,089,251
SCOR SE	33,090	1,490,377
SEB SA	4,360	562,210
Societe BIC SA	4,526	461,253
Societe Generale SA	164,152	5,220,432
Sodexo SA	19,735	2,019,125
Suez	81,948	1,080,117
Teleperformance	11,922	1,902,557
Thales SA	22,273	2,597,060
TOTAL SA	524,650	27,696,618
Ubisoft Entertainment SA (a)	16,885	1,360,411
Unibail-Rodamco-Westfield (e)	73,380	552,757
Unibail-Rodamco-Westfield REIT	26,675	4,128,823
Valeo SA	51,941	1,514,691
Veolia Environnement SA	113,404	2,327,646
Vinci SA	109,461	9,011,886

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Vivendi SA	223,538	$ 5,437,836
Wendel SA	5,866	702,089
		288,835,176
GERMANY — 8.7%
1&1 Drillisch AG	12,173	619,243
adidas AG	41,580	8,669,868
Allianz SE	95,403	19,100,754
Axel Springer SE	10,775	608,235
BASF SE	203,533	14,053,190
Bayer AG	206,683	14,308,489
Bayerische Motoren Werke AG	72,799	5,883,665
Bayerische Motoren Werke AG Preference Shares	13,069	927,763
Beiersdorf AG	23,118	2,409,116
Brenntag AG	35,735	1,540,062
Commerzbank AG (a)	225,172	1,488,575
Continental AG	24,838	3,428,522
Covestro AG (d)	43,724	2,158,269
Daimler AG	201,150	10,556,756
Delivery Hero SE (a)(d)	20,117	747,394
Deutsche Bank AG	427,426	3,404,159
Deutsche Boerse AG	43,313	5,196,415
Deutsche Lufthansa AG	54,713	1,232,140
Deutsche Post AG	220,705	6,032,466
Deutsche Telekom AG	738,099	12,504,489
Deutsche Wohnen SE	80,291	3,671,386
E.ON SE	495,279	4,884,418
Evonik Industries AG	37,770	941,254
Fraport AG Frankfurt Airport Services Worldwide	8,124	580,063
Fresenius Medical Care AG & Co. KGaA	46,928	3,038,494
Fresenius SE & Co. KGaA	92,904	4,500,891
Fuchs Petrolub SE Preference Shares	14,455	594,542
GEA Group AG	33,018	849,252
Hannover Rueck SE	13,114	1,764,472
HeidelbergCement AG	34,121	2,082,109
Henkel AG & Co. KGaA Preference Shares	40,145	4,378,073
Henkel AG & Co. KGaA	23,861	2,338,977
HOCHTIEF AG	4,362	586,902
HUGO BOSS AG	14,016	863,927
Infineon Technologies AG	255,165	5,065,228
Innogy SE (d)	4,735	220,464
Innogy SE (a)	27,779	1,178,766
KION Group AG	15,135	766,979
Lanxess AG	20,021	920,057
Merck KGaA	29,431	3,027,291
METRO AG	34,671	530,899
MTU Aero Engines AG	11,921	2,158,594
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	33,383	7,271,725
OSRAM Licht AG	22,044	955,569
Security Description	Shares	Value
Porsche Automobil Holding SE Preference Shares	35,256	$ 2,081,241
ProSiebenSat.1 Media SE	51,152	909,277
Puma SE	1,799	878,137
QIAGEN NV (a)	48,061	1,630,647
RWE AG	118,817	2,575,933
SAP SE	218,222	21,685,595
Sartorius AG Preference Shares	7,616	948,108
Siemens AG	169,776	18,899,452
Siemens Healthineers AG (a)(d)	32,376	1,352,553
Symrise AG	28,316	2,087,828
Telefonica Deutschland Holding AG	156,139	610,080
ThyssenKrupp AG	100,059	1,713,449
TUI AG	97,278	1,394,418
Uniper SE	44,438	1,148,064
United Internet AG	25,725	1,123,368
Volkswagen AG	6,922	1,100,682
Volkswagen AG Preference Shares	41,430	6,579,348
Vonovia SE	107,968	4,886,340
Wirecard AG	26,377	4,004,300
Zalando SE (a)(d)	24,542	629,558
		244,278,280
HONG KONG — 3.6%
AIA Group, Ltd.	2,640,200	21,919,189
ASM Pacific Technology, Ltd.	66,900	644,703
Bank of East Asia, Ltd.	273,053	868,401
CK Asset Holdings, Ltd.	556,679	4,074,119
CK Hutchison Holdings, Ltd.	584,000	5,609,252
CK Infrastructure Holdings, Ltd.	130,500	988,415
CLP Holdings, Ltd.	353,500	3,995,830
Dairy Farm International Holdings, Ltd.	77,000	696,850
Galaxy Entertainment Group, Ltd.	508,000	3,231,226
Hang Lung Group, Ltd.	187,000	476,257
Hang Lung Properties, Ltd.	385,000	733,675
Hang Seng Bank, Ltd.	162,200	3,642,034
Henderson Land Development Co., Ltd.	288,579	1,437,486
HK Electric Investments & HK Electric Investments, Ltd.	618,990	624,576
HKT Trust & HKT, Ltd.	821,000	1,182,841
Hong Kong & China Gas Co., Ltd.	1,987,350	4,112,100
Hong Kong Exchanges & Clearing, Ltd.	257,105	7,441,230
Hongkong Land Holdings, Ltd.	254,900	1,605,870
Hysan Development Co., Ltd.	131,000	623,264
Jardine Matheson Holdings, Ltd.	47,300	3,291,134
Jardine Strategic Holdings, Ltd.	48,100	1,765,751
Kerry Properties, Ltd.	146,000	498,828
Link REIT	456,000	4,618,621
Melco Resorts & Entertainment, Ltd. ADR	47,923	844,403

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
MTR Corp., Ltd.	319,601	$ 1,681,820
New World Development Co., Ltd.	1,361,077	1,801,013
NWS Holdings, Ltd.	356,810	731,909
PCCW, Ltd.	743,000	427,996
Power Assets Holdings, Ltd.	308,000	2,143,984
Sands China, Ltd.	530,800	2,325,409
Shangri-La Asia, Ltd.	272,000	402,996
Sino Land Co., Ltd.	711,717	1,219,928
SJM Holdings, Ltd.	457,000	426,102
Sun Hung Kai Properties, Ltd.	344,000	4,903,395
Swire Pacific, Ltd. Class A	98,500	1,040,438
Swire Properties, Ltd.	233,400	819,800
Techtronic Industries Co., Ltd.	279,000	1,482,422
WH Group, Ltd.	1,825,309	1,405,814
Wharf Holdings, Ltd.	225,000	586,256
Wharf Real Estate Investment Co., Ltd.	266,000	1,591,716
Wheelock & Co., Ltd.	174,000	994,527
Yue Yuen Industrial Holdings, Ltd.	149,500	478,325
		99,389,905
IRELAND — 0.6%
AerCap Holdings NV (a)	26,214	1,038,075
AIB Group PLC	151,815	638,654
Bank of Ireland Group PLC	192,382	1,068,818
CRH PLC	179,303	4,734,811
James Hardie Industries PLC	86,418	919,874
Kerry Group PLC Class A	33,546	3,317,111
Kingspan Group PLC	30,840	1,317,822
Paddy Power Betfair PLC	16,595	1,359,242
Ryanair Holdings PLC ADR (a)(b)	5,889	420,121
Smurfit Kappa Group PLC	45,078	1,198,609
		16,013,137
ISRAEL — 0.5%
Azrieli Group, Ltd.	10,695	510,887
Bank Hapoalim BM	235,198	1,488,575
Bank Leumi Le-Israel BM	337,591	2,041,763
Bezeq The Israeli Telecommunication Corp., Ltd.	417,768	408,069
Check Point Software Technologies, Ltd. (a)	28,110	2,885,492
Elbit Systems, Ltd.	5,012	575,138
Israel Chemicals, Ltd.	150,124	851,710
Mizrahi Tefahot Bank, Ltd.	33,833	571,677
Nice, Ltd. (a)	13,541	1,457,467
Teva Pharmaceutical Industries, Ltd. ADR (a)	87,728	1,352,766
Teva Pharmaceutical Industries, Ltd.	129,045	2,025,420
Wix.com, Ltd. (a)(b)	9,800	885,332
		15,054,296
Security Description	Shares	Value
ITALY — 2.1%
Assicurazioni Generali SpA	264,505	$ 4,414,585
Atlantia SpA	111,340	2,299,919
Davide Campari-Milano SpA	130,799	1,104,226
Enel SpA	1,825,430	10,525,516
Eni SpA	570,595	8,967,484
Ferrari NV	27,146	2,692,952
Intesa Sanpaolo SpA	3,347,274	7,422,520
Leonardo SpA	97,959	859,796
Luxottica Group SpA	39,200	2,316,753
Mediobanca Banca di Credito Finanziario SpA	143,505	1,210,016
Moncler SpA	40,772	1,348,384
Pirelli & C SpA (a)(d)	89,601	574,618
Poste Italiane SpA (d)	124,750	995,974
Prysmian SpA	57,950	1,117,562
Recordati SpA	22,725	786,876
Snam SpA	491,323	2,144,963
Telecom Italia SpA (e)	1,270,582	605,678
Telecom Italia SpA/Milano (a)(e)	2,467,700	1,363,366
Terna Rete Elettrica Nazionale SpA	299,455	1,695,521
UniCredit SpA	453,047	5,124,108
		57,570,817
JAPAN — 24.1%
ABC-Mart, Inc. (b)	8,800	487,663
Acom Co., Ltd.	91,400	299,071
Aeon Co., Ltd.	138,700	2,717,365
AEON Financial Service Co., Ltd.	30,000	534,293
Aeon Mall Co., Ltd.	24,100	384,185
AGC, Inc. (b)	43,200	1,350,554
Air Water, Inc.	34,400	522,043
Aisin Seiki Co., Ltd.	34,700	1,208,167
Ajinomoto Co., Inc.	101,100	1,803,333
Alfresa Holdings Corp.	38,500	983,598
Alps Electric Co., Ltd.	42,400	825,083
Amada Holdings Co., Ltd.	73,000	657,376
ANA Holdings, Inc.	23,600	847,720
Aozora Bank, Ltd. (b)	27,800	829,832
Asahi Group Holdings, Ltd.	80,500	3,132,247
Asahi Intecc Co., Ltd.	22,000	930,411
Asahi Kasei Corp.	285,200	2,937,392
Asics Corp. (b)	36,600	468,696
Astellas Pharma, Inc.	423,300	5,407,236
Bandai Namco Holdings, Inc.	42,200	1,894,317
Bank of Kyoto, Ltd.	12,500	517,819
Benesse Holdings, Inc.	13,600	346,833
Bridgestone Corp. (b)	137,300	5,301,033
Brother Industries, Ltd.	53,900	801,266
Calbee, Inc.	15,200	476,580
Canon, Inc. (b)	225,100	6,157,090
Casio Computer Co., Ltd. (b)	43,400	515,824
Central Japan Railway Co.	31,400	6,629,732
Chiba Bank, Ltd.	134,000	749,907

See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Chubu Electric Power Co., Inc.	140,000	$ 1,993,802
Chugai Pharmaceutical Co., Ltd. (b)	50,000	2,907,533
Chugoku Electric Power Co., Inc.	57,100	743,187
Coca-Cola Bottlers Japan Holdings, Inc. (b)	29,100	871,289
Concordia Financial Group, Ltd.	237,100	911,965
Credit Saison Co., Ltd.	39,200	461,261
CyberAgent, Inc.	21,600	835,729
Dai Nippon Printing Co., Ltd.	57,600	1,205,917
Daicel Corp.	51,500	530,889
Daifuku Co., Ltd.	24,300	1,111,844
Dai-ichi Life Holdings, Inc.	242,400	3,795,682
Daiichi Sankyo Co., Ltd.	122,700	3,926,534
Daikin Industries, Ltd.	56,100	5,979,944
Daito Trust Construction Co., Ltd.	15,700	2,148,617
Daiwa House Industry Co., Ltd.	128,000	4,080,973
Daiwa House REIT Investment Corp.	371	830,832
Daiwa Securities Group, Inc.	340,300	1,726,391
DeNA Co., Ltd.	27,200	454,676
Denso Corp.	94,500	4,214,451
Dentsu, Inc. (b)	47,700	2,132,512
Disco Corp.	6,500	761,291
Don Quijote Holdings Co., Ltd. (b)	26,700	1,659,700
East Japan Railway Co.	66,500	5,885,991
Eisai Co., Ltd.	56,300	4,362,782
Electric Power Development Co., Ltd.	35,600	845,587
FamilyMart UNY Holdings Co., Ltd. (b)	14,300	1,812,997
FANUC Corp.	43,300	6,578,964
Fast Retailing Co., Ltd.	13,100	6,730,593
Fuji Electric Co., Ltd.	24,800	733,500
FUJIFILM Holdings Corp.	87,300	3,397,630
Fujitsu, Ltd.	45,100	2,814,562
Fukuoka Financial Group, Inc.	33,800	689,155
Hakuhodo DY Holdings, Inc.	47,300	679,009
Hamamatsu Photonics KK	31,600	1,064,230
Hankyu Hanshin Holdings, Inc.	52,000	1,729,937
Hikari Tsushin, Inc. (b)	4,900	766,832
Hino Motors, Ltd.	49,600	470,164
Hirose Electric Co., Ltd.	6,510	639,044
Hisamitsu Pharmaceutical Co., Inc.	13,200	730,292
Hitachi Chemical Co., Ltd.	19,900	301,089
Hitachi Construction Machinery Co., Ltd.	24,800	581,375
Hitachi High-Technologies Corp.	15,800	497,553
Hitachi Metals, Ltd.	55,900	585,927
Hitachi, Ltd.	216,300	5,787,255
Honda Motor Co., Ltd.	356,900	9,415,732
Hoshizaki Corp. (b)	11,800	718,443
Security Description	Shares	Value
Hoya Corp.	82,900	$ 4,998,255
Hulic Co., Ltd.	68,000	610,491
Idemitsu Kosan Co., Ltd.	30,500	1,003,555
IHI Corp.	34,800	961,072
Iida Group Holdings Co., Ltd.	35,900	622,029
Inpex Corp.	218,500	1,955,079
Isetan Mitsukoshi Holdings, Ltd.	68,300	756,364
Isuzu Motors, Ltd.	115,700	1,632,971
ITOCHU Corp.	307,300	5,229,268
J Front Retailing Co., Ltd.	52,200	599,480
Japan Airlines Co., Ltd.	23,600	836,965
Japan Airport Terminal Co., Ltd.	12,400	430,607
Japan Exchange Group, Inc.	115,300	1,869,559
Japan Post Bank Co., Ltd.	90,900	1,002,497
Japan Post Holdings Co., Ltd.	355,200	4,095,411
Japan Prime Realty Investment Corp. REIT (b)	191	725,945
Japan Real Estate Investment Corp. REIT	292	1,639,448
Japan Retail Fund Investment Corp. REIT	542	1,084,346
Japan Tobacco, Inc. (b)	247,800	5,909,572
JFE Holdings, Inc.	107,100	1,715,123
JGC Corp.	49,900	703,598
JSR Corp.	42,300	638,076
JTEKT Corp.	49,700	555,368
JXTG Holdings, Inc.	726,800	3,820,312
Kajima Corp.	100,500	1,353,862
Kakaku.com, Inc.	26,600	470,831
Kamigumi Co., Ltd.	24,000	493,497
Kaneka Corp.	9,800	351,930
Kansai Electric Power Co., Inc.	161,400	2,427,289
Kansai Paint Co., Ltd.	39,400	759,163
Kao Corp. (b)	110,500	8,212,341
Kawasaki Heavy Industries, Ltd.	33,000	707,433
KDDI Corp.	387,900	9,277,215
Keihan Holdings Co., Ltd.	19,400	791,277
Keikyu Corp.	54,300	889,369
Keio Corp.	23,300	1,357,034
Keisei Electric Railway Co., Ltd.	28,100	881,046
Keyence Corp.	21,300	10,809,680
Kikkoman Corp.	33,000	1,777,606
Kintetsu Group Holdings Co., Ltd.	40,200	1,747,746
Kirin Holdings Co., Ltd.	185,300	3,881,986
Kobayashi Pharmaceutical Co., Ltd.	10,700	728,515
Kobe Steel, Ltd.	62,900	438,004
Koito Manufacturing Co., Ltd.	23,100	1,195,898
Komatsu, Ltd.	204,600	4,411,259
Konami Holdings Corp.	18,800	823,351
Konica Minolta, Inc.	93,100	842,622
Kose Corp.	6,500	1,022,558
Kubota Corp.	223,300	3,178,079
Kuraray Co., Ltd.	66,900	945,131
Kurita Water Industries, Ltd.	23,800	577,890

See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Kyocera Corp.	71,000	$ 3,564,399
Kyowa Hakko Kirin Co., Ltd.	59,900	1,133,959
Kyushu Electric Power Co., Inc.	82,000	978,335
Kyushu Railway Co.	36,500	1,235,907
Lawson, Inc.	12,000	760,151
LINE Corp. (a)(b)	16,600	571,162
Lion Corp.	51,200	1,059,326
LIXIL Group Corp.	57,100	708,838
M3, Inc.	97,400	1,308,550
Makita Corp.	51,400	1,829,440
Marubeni Corp.	349,200	2,458,388
Marui Group Co., Ltd.	39,800	773,763
Maruichi Steel Tube, Ltd.	10,400	328,451
Mazda Motor Corp.	127,000	1,313,813
McDonald's Holdings Co. Japan, Ltd. (b)	13,200	560,653
Mebuki Financial Group, Inc.	181,300	482,519
Medipal Holdings Corp.	38,600	828,538
MEIJI Holdings Co., Ltd.	27,500	2,245,819
MINEBEA MITSUMI, Inc.	90,300	1,308,636
MISUMI Group, Inc.	66,500	1,405,583
Mitsubishi Chemical Holdings Corp.	292,900	2,222,746
Mitsubishi Corp.	295,400	8,131,140
Mitsubishi Electric Corp.	407,400	4,517,177
Mitsubishi Estate Co., Ltd.	266,600	4,202,568
Mitsubishi Gas Chemical Co., Inc.	35,900	541,535
Mitsubishi Heavy Industries, Ltd.	67,900	2,448,274
Mitsubishi Materials Corp.	21,600	569,949
Mitsubishi Motors Corp.	149,700	821,395
Mitsubishi Tanabe Pharma Corp.	61,500	886,219
Mitsubishi UFJ Financial Group, Inc.	2,578,800	12,643,089
Mitsubishi UFJ Lease & Finance Co., Ltd.	81,700	393,179
Mitsui & Co., Ltd.	372,800	5,744,141
Mitsui Chemicals, Inc.	42,100	953,164
Mitsui Fudosan Co., Ltd.	201,000	4,479,287
Mitsui OSK Lines, Ltd.	27,400	599,121
Mizuho Financial Group, Inc.	5,273,800	8,186,010
MonotaRO Co., Ltd. (b)	28,200	698,606
MS&AD Insurance Group Holdings, Inc.	107,600	3,071,624
Murata Manufacturing Co., Ltd.	40,600	5,534,093
Nabtesco Corp. (b)	24,000	524,122
Nagoya Railroad Co., Ltd.	43,700	1,153,490
NEC Corp.	57,100	1,699,234
Nexon Co., Ltd. (a)	103,100	1,327,807
NGK Insulators, Ltd.	53,200	722,975
NGK Spark Plug Co., Ltd.	36,100	721,243
NH Foods, Ltd.	21,000	791,460
Nidec Corp.	50,300	5,719,295
Nikon Corp.	67,200	1,001,431
Nintendo Co., Ltd.	25,300	6,753,047
Security Description	Shares	Value
Nippon Building Fund, Inc. REIT	296	$ 1,864,248
Nippon Electric Glass Co., Ltd. (b)	20,600	505,636
Nippon Express Co., Ltd.	15,800	881,338
Nippon Paint Holdings Co., Ltd. (b)	31,600	1,082,951
Nippon Prologis REIT, Inc.	422	891,964
Nippon Steel & Sumitomo Metal Corp.	168,400	2,904,771
Nippon Telegraph & Telephone Corp.	155,700	6,360,547
Nippon Yusen KK	36,900	568,727
Nissan Chemical Corp.	28,300	1,485,740
Nissan Motor Co., Ltd.	502,300	4,030,212
Nisshin Seifun Group, Inc.	40,900	846,593
Nissin Foods Holdings Co., Ltd.	14,700	924,486
Nitori Holdings Co., Ltd.	17,000	2,127,421
Nitto Denko Corp.	36,900	1,864,255
Nomura Holdings, Inc.	766,000	2,937,910
Nomura Real Estate Holdings, Inc.	31,100	571,175
Nomura Real Estate Master Fund, Inc. REIT	818	1,076,600
Nomura Research Institute, Ltd.	25,400	943,399
NSK, Ltd.	73,800	638,347
NTT Data Corp.	133,000	1,460,739
NTT DOCOMO, Inc.	295,700	6,663,795
Obayashi Corp.	145,600	1,319,112
Obic Co., Ltd.	15,200	1,176,211
Odakyu Electric Railway Co., Ltd.	63,400	1,396,690
Oji Holdings Corp.	194,000	999,043
Olympus Corp.	66,700	2,051,793
Omron Corp.	44,700	1,629,677
Ono Pharmaceutical Co., Ltd.	87,400	1,788,388
Oracle Corp. Japan	7,200	459,372
Oriental Land Co., Ltd.	45,100	4,544,324
ORIX Corp.	286,600	4,193,923
Osaka Gas Co., Ltd.	85,700	1,569,259
Otsuka Corp. (b)	22,600	622,084
Otsuka Holdings Co., Ltd.	84,300	3,452,216
Panasonic Corp.	500,700	4,520,744
Park24 Co., Ltd.	25,300	556,432
Pigeon Corp. (b)	26,000	1,113,795
Pola Orbis Holdings, Inc. (b)	20,800	562,869
Rakuten, Inc. (a)(b)	179,400	1,203,467
Recruit Holdings Co., Ltd.	246,300	5,977,066
Renesas Electronics Corp. (a)	191,400	872,260
Resona Holdings, Inc.	478,200	2,304,374
Ricoh Co., Ltd.	153,100	1,502,882
Rinnai Corp.	7,700	508,116
Rohm Co., Ltd.	19,700	1,264,075
Ryohin Keikaku Co., Ltd.	5,300	1,282,550
Sankyo Co., Ltd.	9,200	350,508
Santen Pharmaceutical Co., Ltd.	80,200	1,159,342
SBI Holdings, Inc.	51,400	1,011,462

See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Secom Co., Ltd.	46,500	$ 3,862,744
Sega Sammy Holdings, Inc.	32,400	453,597
Seibu Holdings, Inc.	48,100	839,114
Seiko Epson Corp.	60,800	857,844
Sekisui Chemical Co., Ltd.	82,700	1,229,401
Sekisui House, Ltd.	137,500	2,029,007
Seven & i Holdings Co., Ltd.	164,500	7,171,339
Seven Bank, Ltd.	126,400	361,752
SG Holdings Co., Ltd.	22,700	592,561
Sharp Corp.	55,700	559,462
Shimadzu Corp.	49,500	980,841
Shimamura Co., Ltd. (b)	5,100	390,466
Shimano, Inc.	16,600	2,348,193
Shimizu Corp.	122,200	996,846
Shin-Etsu Chemical Co., Ltd.	81,800	6,364,169
Shinsei Bank, Ltd.	30,900	368,665
Shionogi & Co., Ltd.	62,200	3,555,177
Shiseido Co., Ltd.	85,600	5,377,161
Shizuoka Bank, Ltd.	100,700	790,254
Showa Denko KK (b)	28,300	843,467
Showa Shell Sekiyu KK	44,000	618,001
SMC Corp.	12,900	3,908,271
SoftBank Group Corp.	181,100	12,057,927
Sohgo Security Services Co., Ltd.	15,700	735,524
Sompo Holdings, Inc.	73,900	2,513,738
Sony Corp.	278,600	13,524,346
Sony Financial Holdings, Inc.	41,600	779,182
Stanley Electric Co., Ltd.	27,300	768,874
Subaru Corp.	138,900	2,987,777
SUMCO Corp. (b)	50,000	559,176
Sumitomo Chemical Co., Ltd.	328,000	1,593,438
Sumitomo Corp.	248,400	3,535,311
Sumitomo Dainippon Pharma Co., Ltd.	37,000	1,178,645
Sumitomo Electric Industries, Ltd.	163,800	2,182,706
Sumitomo Heavy Industries, Ltd.	22,800	680,582
Sumitomo Metal Mining Co., Ltd.	52,900	1,421,162
Sumitomo Mitsui Financial Group, Inc.	291,100	9,671,052
Sumitomo Mitsui Trust Holdings, Inc.	73,900	2,709,072
Sumitomo Realty & Development Co., Ltd.	81,800	3,001,657
Sumitomo Rubber Industries, Ltd. (b)	36,000	426,560
Sundrug Co., Ltd.	16,700	498,496
Suntory Beverage & Food, Ltd.	31,000	1,401,449
Suzuken Co., Ltd.	17,400	886,533
Suzuki Motor Corp.	77,600	3,937,467
Sysmex Corp.	38,100	1,832,162
T&D Holdings, Inc.	122,600	1,429,207
Taiheiyo Cement Corp.	29,600	915,937
Taisei Corp.	46,100	1,976,945
Security Description	Shares	Value
Taisho Pharmaceutical Holdings Co., Ltd.	8,100	$ 814,319
Taiyo Nippon Sanso Corp.	23,700	387,962
Takashimaya Co., Ltd.	37,600	481,159
Takeda Pharmaceutical Co., Ltd. (b)	161,100	5,440,236
TDK Corp.	29,700	2,089,815
Teijin, Ltd.	40,800	653,380
Temp Holdings Co., Ltd.	41,200	614,348
Terumo Corp.	67,200	3,812,175
THK Co., Ltd.	26,100	490,527
Tobu Railway Co., Ltd.	42,600	1,150,470
Toho Co., Ltd.	25,300	917,778
Toho Gas Co., Ltd.	17,900	756,200
Tohoku Electric Power Co., Inc.	90,200	1,192,089
Tokio Marine Holdings, Inc.	146,900	7,010,604
Tokyo Century Corp.	9,800	431,427
Tokyo Electric Power Co. Holdings, Inc. (a)	329,900	1,963,494
Tokyo Electron, Ltd.	35,400	4,038,017
Tokyo Gas Co., Ltd.	81,400	2,066,624
Tokyu Corp.	115,700	1,892,918
Tokyu Fudosan Holdings Corp.	128,600	635,293
Toppan Printing Co., Ltd.	57,000	840,077
Toray Industries, Inc.	302,600	2,129,218
Toshiba Corp.	147,900	4,178,918
Tosoh Corp.	56,500	737,438
TOTO, Ltd.	30,300	1,052,208
Toyo Seikan Group Holdings, Ltd.	37,200	855,110
Toyo Suisan Kaisha, Ltd.	18,300	639,662
Toyoda Gosei Co., Ltd.	16,800	333,045
Toyota Industries Corp.	31,900	1,479,934
Toyota Motor Corp.	503,000	29,368,983
Toyota Tsusho Corp.	46,300	1,369,398
Trend Micro, Inc. (a)	27,100	1,474,612
Tsuruha Holdings, Inc.	8,000	686,871
Unicharm Corp.	92,100	2,987,594
United Urban Investment Corp. REIT	684	1,061,084
USS Co., Ltd.	53,400	899,937
Welcia Holdings Co., Ltd.	10,600	479,205
West Japan Railway Co.	36,900	2,610,226
Yahoo! Japan Corp.	630,500	1,574,598
Yakult Honsha Co., Ltd.	25,300	1,780,212
Yamada Denki Co., Ltd.	127,900	614,349
Yamaguchi Financial Group, Inc.	39,000	375,017
Yamaha Corp.	31,100	1,326,601
Yamaha Motor Co., Ltd. (b)	65,300	1,284,990
Yamato Holdings Co., Ltd. (b)	67,200	1,852,188
Yamazaki Baking Co., Ltd.	30,000	630,543
Yaskawa Electric Corp. (b)	56,100	1,379,554
Yokogawa Electric Corp.	54,700	947,771
Yokohama Rubber Co., Ltd. (b)	29,200	549,588

See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
ZOZO, Inc.	43,000	$ 787,768
		677,333,661
LUXEMBOURG — 0.3%
ArcelorMittal	139,773	2,898,436
Aroundtown SA	174,218	1,437,915
Eurofins Scientific SE	2,204	821,358
Millicom International Cellular SA SDR	14,562	922,254
RTL Group SA	8,135	434,288
SES SA	73,688	1,407,590
Tenaris SA	110,669	1,194,266
		9,116,107
MACAU — 0.0% (c)
MGM China Holdings, Ltd.	142,000	238,319
Wynn Macau, Ltd.	334,400	729,505
		967,824
MEXICO — 0.0% (c)
Fresnillo PLC	38,505	421,744
NETHERLANDS — 4.5%
ABN AMRO Group NV (d)	90,876	2,133,795
Aegon NV	379,991	1,771,863
Akzo Nobel NV	53,800	4,329,703
ASML Holding NV	89,416	14,019,930
EXOR NV	23,718	1,281,371
Heineken Holding NV	24,763	2,087,702
Heineken NV	55,363	4,885,849
ING Groep NV	839,571	9,031,298
Koninklijke Ahold Delhaize NV	267,981	6,762,509
Koninklijke DSM NV	38,256	3,124,238
Koninklijke KPN NV	722,041	2,113,027
Koninklijke Philips NV	204,447	7,228,760
Koninklijke Vopak NV	12,918	585,963
NN Group NV	63,742	2,535,760
NXP Semiconductors NV	74,472	5,457,308
Randstad NV	24,751	1,134,311
Royal Dutch Shell PLC Class A	1,005,595	29,552,743
Royal Dutch Shell PLC Class B	819,124	24,411,726
Wolters Kluwer NV	61,534	3,633,898
		126,081,754
NEW ZEALAND — 0.2%
a2 Milk Co., Ltd. (a)	156,772	1,172,127
Auckland International Airport, Ltd.	224,110	1,078,989
Fisher & Paykel Healthcare Corp., Ltd.	128,350	1,118,846
Fletcher Building, Ltd. (a)	197,701	646,934
Meridian Energy, Ltd.	262,247	598,768
Ryman Healthcare, Ltd.	94,456	680,245
Spark New Zealand, Ltd.	418,892	1,165,685
		6,461,594
NORWAY — 0.7%
Aker BP ASA	26,570	668,918
DNB ASA	209,349	3,340,000
Security Description	Shares	Value
Equinor ASA	263,153	$ 5,584,193
Gjensidige Forsikring ASA	44,759	698,847
Marine Harvest ASA	96,285	2,031,524
Norsk Hydro ASA	299,562	1,356,464
Orkla ASA	171,379	1,346,625
Schibsted ASA Class B	24,544	744,045
Telenor ASA	165,779	3,206,779
Yara International ASA	41,484	1,597,722
		20,575,117
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	556,669	1,940,250
Galp Energia SGPS SA	108,999	1,718,887
Jeronimo Martins SGPS SA	58,599	692,650
		4,351,787
SINGAPORE — 1.2%
Ascendas Real Estate Investment Trust	519,850	980,201
CapitaLand Commercial Trust REIT	489,338	628,277
CapitaLand Mall Trust REIT	528,100	875,646
CapitaLand, Ltd.	544,400	1,242,175
City Developments, Ltd.	71,200	424,170
ComfortDelGro Corp., Ltd.	404,300	637,744
DBS Group Holdings, Ltd.	389,113	6,763,087
Genting Singapore, Ltd.	1,169,200	836,368
Golden Agri-Resources, Ltd.	777,200	139,702
Jardine Cycle & Carriage, Ltd.	17,333	449,539
Keppel Corp., Ltd.	300,300	1,302,108
Oversea-Chinese Banking Corp., Ltd.	680,337	5,620,392
SATS, Ltd.	115,600	395,228
Sembcorp Industries, Ltd.	177,900	331,523
Singapore Airlines, Ltd.	112,800	779,586
Singapore Exchange, Ltd.	154,900	812,572
Singapore Press Holdings, Ltd.	287,100	495,000
Singapore Technologies Engineering, Ltd.	298,800	765,086
Singapore Telecommunications, Ltd.	1,754,100	3,770,736
Suntec Real Estate Investment Trust	384,500	502,135
United Overseas Bank, Ltd.	287,590	5,184,216
UOL Group, Ltd.	86,332	392,073
Venture Corp., Ltd.	49,200	503,551
Wilmar International, Ltd.	372,400	852,449
		34,683,564
SOUTH AFRICA — 0.0% (c)
Investec PLC	145,593	817,919
SPAIN — 3.0%
ACS Actividades de Construccion y Servicios SA	53,967	2,087,053
Aena SME SA (d)	15,108	2,344,499
Amadeus IT Group SA	96,741	6,728,262

See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Banco Bilbao Vizcaya Argentaria SA	1,473,086	$ 7,805,987
Banco de Sabadell SA	1,215,062	1,389,692
Banco Santander SA	3,551,512	16,130,023
Bankia SA	247,813	725,216
Bankinter SA	140,229	1,125,005
CaixaBank SA	778,993	2,817,560
Enagas SA (b)	47,646	1,285,954
Endesa SA	67,454	1,552,225
Ferrovial SA	105,679	2,137,679
Grifols SA	64,388	1,685,558
Iberdrola SA	1,346,617	10,803,404
Industria de Diseno Textil SA	240,333	6,140,363
Mapfre SA	209,749	556,277
Naturgy Energy Group SA	78,986	2,009,918
Red Electrica Corp. SA	92,996	2,072,481
Repsol SA	297,827	4,793,689
Siemens Gamesa Renewable Energy SA (a)	53,415	649,693
Telefonica SA	1,033,616	8,671,600
		83,512,138
SWEDEN — 2.5%
Alfa Laval AB	64,827	1,386,719
Assa Abloy AB Class B	218,670	3,900,659
Atlas Copco AB Class A	148,116	3,516,687
Atlas Copco AB Class B	85,079	1,855,149
Boliden AB	64,227	1,390,763
Electrolux AB Class B	56,183	1,185,655
Epiroc AB Class A (a)	153,263	1,449,333
Epiroc AB Class B (a)	96,382	857,517
Essity AB Class B	138,454	3,398,162
Hennes & Mauritz AB Class B (b)	194,161	2,759,822
Hexagon AB Class B	57,348	2,639,114
Husqvarna AB Class B	101,271	750,464
ICA Gruppen AB (b)	18,803	671,880
Industrivarden AB Class C	37,373	755,398
Investor AB Class B	99,536	4,216,823
Kinnevik AB Class B	50,406	1,214,972
L E Lundbergforetagen AB Class B	17,802	524,471
Lundin Petroleum AB	44,572	1,113,062
Sandvik AB	248,821	3,546,026
Securitas AB Class B	67,661	1,085,601
Skandinaviska Enskilda Banken AB Class A	370,638	3,599,422
Skanska AB Class B	76,035	1,209,239
SKF AB Class B	89,570	1,358,323
Svenska Handelsbanken AB Class A	336,837	3,734,676
Swedbank AB Class A	204,057	4,551,427
Swedish Match AB	40,921	1,611,297
Tele2 AB Class B	112,491	1,433,124
Telefonaktiebolaget LM Ericsson Class B	692,551	6,086,678
Telia Co. AB	609,793	2,887,384
Security Description	Shares	Value
Volvo AB Class B	354,113	$ 4,631,186
		69,321,033
SWITZERLAND — 9.1%
ABB, Ltd.	406,405	7,707,183
Adecco Group AG	35,541	1,655,912
Baloise Holding AG	11,138	1,529,808
Barry Callebaut AG	533	827,777
Chocoladefabriken Lindt & Spruengli AG (e)	230	1,423,210
Chocoladefabriken Lindt & Spruengli AG (e)	22	1,635,829
Cie Financiere Richemont SA	116,472	7,443,433
Clariant AG (a)	42,087	772,321
Coca-Cola HBC AG (a)	42,454	1,325,782
Credit Suisse Group AG (a)	570,915	6,254,699
Dufry AG (a)(b)	6,987	660,001
EMS-Chemie Holding AG	1,763	835,181
Ferguson PLC	49,561	3,166,775
Geberit AG	8,386	3,252,148
Givaudan SA	2,023	4,670,672
Glencore PLC (a)	2,461,621	9,134,172
Julius Baer Group, Ltd. (a)	51,372	1,824,441
Kuehne + Nagel International AG	12,543	1,607,636
LafargeHolcim, Ltd. (a)	106,214	4,363,631
Lonza Group AG (a)	16,282	4,206,761
Nestle SA	681,702	55,183,424
Novartis AG	482,252	41,112,252
Pargesa Holding SA	8,029	577,049
Partners Group Holding AG (b)	3,957	2,392,343
Roche Holding AG	156,258	38,581,048
Schindler Holding AG (e)	9,389	1,854,370
Schindler Holding AG (e)	4,729	914,331
SGS SA	1,218	2,730,554
Sika AG	28,575	3,611,732
Sonova Holding AG	12,443	2,027,131
STMicroelectronics NV	141,218	2,015,495
Straumann Holding AG	2,242	1,405,514
Swatch Group AG (e)	7,069	2,055,876
Swatch Group AG (e)	13,237	762,692
Swiss Life Holding AG (a)	7,411	2,846,221
Swiss Prime Site AG (a)	17,905	1,444,860
Swiss Re AG	68,670	6,277,683
Swisscom AG	5,602	2,669,161
Temenos AG (a)	13,590	1,625,341
UBS Group AG (a)	852,410	10,579,465
Vifor Pharma AG	9,918	1,075,506
Zurich Insurance Group AG	33,453	9,946,312
		255,985,732
UNITED ARAB EMIRATES — 0.0% (c)
NMC Health PLC	22,393	780,300
UNITED KINGDOM — 14.9%
3i Group PLC	201,490	1,984,681

See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Admiral Group PLC	39,715	$ 1,035,393
Anglo American PLC (b)	225,124	5,011,255
Ashtead Group PLC	104,343	2,175,429
Associated British Foods PLC	76,429	1,988,655
AstraZeneca PLC	276,875	20,709,839
Auto Trader Group PLC (d)	187,622	1,086,769
Aviva PLC	842,136	4,027,404
Babcock International Group PLC	37,284	232,344
BAE Systems PLC	686,872	4,017,082
Barclays PLC	3,711,403	7,114,843
Barratt Developments PLC	211,532	1,246,816
Berkeley Group Holdings PLC	24,770	1,097,522
BP PLC	4,370,938	27,608,672
British American Tobacco PLC	500,762	15,944,260
British Land Co. PLC REIT	186,811	1,268,603
BT Group PLC	1,823,392	5,529,329
Bunzl PLC	73,223	2,209,254
Burberry Group PLC	90,835	2,007,756
Carnival PLC	37,037	1,775,019
Centrica PLC	1,166,944	2,004,910
CNH Industrial NV	234,858	2,107,014
Coca-Cola European Partners PLC (a)(e)	10,100	463,085
Coca-Cola European Partners PLC (e)	37,803	1,738,951
Compass Group PLC	343,606	7,220,673
ConvaTec Group PLC (d)	236,173	417,948
Croda International PLC	28,934	1,726,438
DCC PLC	19,979	1,522,898
Diageo PLC	537,840	19,145,552
Direct Line Insurance Group PLC	273,092	1,108,470
easyJet PLC	35,408	498,307
Experian PLC	197,352	4,788,169
Fiat Chrysler Automobiles NV (a)	236,457	3,428,018
G4S PLC	337,308	846,088
GlaxoSmithKline PLC	1,084,136	20,589,825
GVC Holdings PLC	121,153	1,039,985
Hammerson PLC REIT	169,641	711,684
Hargreaves Lansdown PLC	62,731	1,477,244
HSBC Holdings PLC	4,358,478	35,909,139
Imperial Brands PLC	206,531	6,252,409
Informa PLC	259,497	2,082,782
InterContinental Hotels Group PLC	37,451	2,020,947
International Consolidated Airlines Group SA	124,373	983,865
Intertek Group PLC	34,650	2,118,251
ITV PLC	722,151	1,148,285
J Sainsbury PLC	389,363	1,314,116
John Wood Group PLC	138,104	890,351
Johnson Matthey PLC	39,173	1,396,441
Kingfisher PLC	424,155	1,120,923
Land Securities Group PLC REIT	162,814	1,668,003
Security Description	Shares	Value
Legal & General Group PLC	1,263,587	$ 3,717,493
Lloyds Banking Group PLC	15,363,625	10,145,546
London Stock Exchange Group PLC	67,125	3,472,620
Marks & Spencer Group PLC	336,181	1,058,412
Meggitt PLC	167,696	1,005,950
Melrose Industries PLC	1,006,486	2,100,328
Merlin Entertainments PLC (d)	128,644	520,195
Micro Focus International PLC	36,071	635,350
Micro Focus International PLC ADR (b)	52,641	905,952
Mondi PLC	74,873	1,557,677
National Grid PLC	716,276	6,971,407
Next PLC	30,741	1,562,546
Pearson PLC	171,114	2,045,062
Persimmon PLC	68,081	1,673,463
Prudential PLC	559,677	9,993,519
Reckitt Benckiser Group PLC	146,312	11,204,801
RELX PLC (e)	249,527	5,137,197
RELX PLC (e)	176,822	3,632,349
Rio Tinto PLC	255,807	12,152,181
Rio Tinto, Ltd.	79,975	4,418,048
Rolls-Royce Holdings PLC (a)	367,484	3,884,629
Royal Bank of Scotland Group PLC	1,011,263	2,790,975
Royal Mail PLC	191,233	662,711
RSA Insurance Group PLC	207,162	1,355,090
Sage Group PLC	222,415	1,703,572
Schroders PLC	23,608	734,540
Segro PLC REIT	206,434	1,547,514
Severn Trent PLC	46,980	1,086,281
Shire PLC ADR	2,187	380,625
Shire PLC	201,332	11,718,229
Smith & Nephew PLC	185,191	3,452,979
Smiths Group PLC	83,662	1,453,368
SSE PLC	213,481	2,940,483
St James's Place PLC	111,071	1,335,382
Standard Chartered PLC	615,919	4,779,558
Standard Life Aberdeen PLC	476,148	1,556,988
Taylor Wimpey PLC	651,840	1,131,125
Tesco PLC	2,114,741	5,120,027
Unilever NV	337,142	18,275,849
Unilever PLC	246,629	12,905,072
United Utilities Group PLC	143,567	1,346,119
Vodafone Group PLC	5,820,419	11,334,300
Weir Group PLC	47,109	778,774
Whitbread PLC	39,523	2,304,908
Wm Morrison Supermarkets PLC	494,784	1,343,809
WPP PLC	265,323	2,860,791
		418,505,490

See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
UNITED STATES — 0.0% (c)
International Flavors & Fragrances, Inc.	1	$ 118
TOTAL COMMON STOCKS (Cost $2,803,166,399)		2,739,199,380

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Repsol SA (expiring 01/14/19) (a)	305,142	139,529
TOTAL RIGHTS (Cost $143,140)		139,529
SHORT-TERM INVESTMENT — 1.0%
State Street Navigator Securities Lending Portfolio II (f) (g) (Cost $28,671,050)	28,671,050	28,671,050
TOTAL INVESTMENTS — 98.5% (Cost $2,831,980,589)		2,768,009,959
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		41,500,326
NET ASSETS — 100.0%		$ 2,809,510,285

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust
SDR	= Swedish Depositary Receipt

At December 31, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE (long)	507	03/15/2019	$44,611,297	$43,500,600	$(1,110,697)
During the period ended December 31, 2018, average notional value related to futures contracts was $48,948,480 or 2% of net assets.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,739,199,380	$—	$—	$2,739,199,380
Rights	139,529	—	—	139,529
Short-Term Investment	28,671,050	—	—	28,671,050
TOTAL INVESTMENTS	$2,768,009,959	$—	$—	$2,768,009,959
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(1,110,697)	—	—	(1,110,697)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (1,110,697)	$—	$—	$ (1,110,697)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,151,852	$18,151,852	$ 741,374,315	$ 759,526,167	$—	$—	—	$ —	$ 550,087	$—
State Street Navigator Securities Lending Government Money Market Portfolio	15,887,666	15,887,666	717,897,085	733,784,751	—	—	—	—	743,634	—
State Street Navigator Securities Lending Portfolio II	—	—	59,914,479	31,243,429	—	—	28,671,050	28,671,050	15,859	—
Total		$34,039,518	$1,519,185,879	$1,524,554,347	$—	$—		$28,671,050	$1,309,580	$—
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

ASSETS
Investments in unaffiliated issuers, at value*	$2,739,338,909
Investments in affiliated issuers, at value	28,671,050
Total Investments	2,768,009,959
Foreign currency, at value	3,896,609
Cash at broker	3,682,477
Receivable for investments sold	58,089,967
Dividends receivable — unaffiliated issuers	3,320,608
Dividends receivable — affiliated issuers	38,739
Securities lending income receivable — unaffiliated issuers	19,449
Securities lending income receivable — affiliated issuers	27,924
Receivable for foreign taxes recoverable	5,291,782
Prepaid expenses and other assets	8,584
TOTAL ASSETS	2,842,386,098
LIABILITIES
Due to custodian	2,701,687
Payable upon return of securities loaned	28,671,050
Payable to broker – accumulated variation margin on open futures contracts	1,109,432
Advisory fee payable	312,632
Custodian fees payable	39,121
Professional fees payable	41,477
Printing and postage fees payable	284
Accrued expenses and other liabilities	130
TOTAL LIABILITIES	32,875,813
NET ASSETS	$2,809,510,285
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,803,309,539
Investments in affiliated issuers	28,671,050
Total cost of investments	$2,831,980,589
Foreign currency, at cost	$ 3,903,336
* Includes investments in securities on loan, at value	$ 45,324,185
See accompanying notes to financial statements.
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STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 27,946
Dividend income — unaffiliated issuers	94,158,453
Dividend income — affiliated issuers	550,087
Dividend income — non-cash transactions	5,656,216
Unaffiliated securities lending income	178,812
Affiliated securities lending income	759,493
Foreign taxes withheld	(8,332,100)
TOTAL INVESTMENT INCOME (LOSS)	92,998,907
EXPENSES
Advisory fee	3,288,632
Administration and custody fees	924,705
Trustees’ fees and expenses	64,968
Professional fees and expenses	164,542
Printing and postage fees	5,047
Insurance expense	9,120
Miscellaneous expenses	39,950
TOTAL EXPENSES	4,496,964
NET INVESTMENT INCOME (LOSS)	$ 88,501,943
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(17,834,003)
Foreign currency transactions	(1,335,079)
Futures contracts	(6,725,830)
Net realized gain (loss)	(25,894,912)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(494,819,185)
Foreign currency translations	(215,399)
Futures contracts	(2,068,032)
Net change in unrealized appreciation/depreciation	(497,102,616)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(522,997,528)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(434,495,585)
See accompanying notes to financial statements.
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STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/18	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 88,501,943	$ 69,187,821
Net realized gain (loss)	(25,894,912)	5,670,197
Net change in unrealized appreciation/depreciation	(497,102,616)	469,833,683
Net increase (decrease) in net assets resulting from operations	(434,495,585)	544,691,701
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	960,880,616	562,875,573
Withdrawals	(572,543,741)	(232,962,957)
Net increase (decrease) in net assets from capital transactions	388,336,875	329,912,616
Net increase (decrease) in net assets during the period	(46,158,710)	874,604,317
Net assets at beginning of period	2,855,668,995	1,981,064,678
NET ASSETS AT END OF PERIOD	$2,809,510,285	$2,855,668,995
See accompanying notes to financial statements.
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FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 4/29/16* - 12/31/16
Total return (a)	(13.83)%	25.25%	1.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,809,510	$2,855,669	$1,981,065
Ratios to average net assets:
Total expenses	0.15%	0.14%	0.15%(b)
Net investment income (loss)	2.96%	2.80%	2.57%(b)
Portfolio turnover rate	14%	4%	1%(c)
*	Commencement of operations.
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
(b)	Annualized.
(c)	Not annualized.
See accompanying notes to financial statements.
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2018

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of six (6) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2018 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2018, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2018, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following summarizes the value of the Portfolio's derivative instruments as of December 31, 2018, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(1,109,432)	$—	$(1,109,432)
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(6,725,830)	$—	$(6,725,830)

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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(2,068,032)	$—	$(2,068,032)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Portfolio, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation., affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2018, are disclosed in the Schedule of Investments.
Due to Custodian
In certain circumstances, the Portfolio may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Portfolio.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2018, were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$840,898,683	$408,340,901
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$2,878,468,862	$203,057,521	$314,627,121	$(111,569,600)
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2018, and the value of the invested cash collateral are disclosed in the Portfolio's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Developed Equity Index Portfolio	$ 45,324,185	$ 28,671,050	$ 18,718,887	$ 47,389,937
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2018:
		Remaining Contractual Maturity of the Agreements As of December 31, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$28,671,050	$—	$—	$—	$28,671,050	$28,671,050
9.    Line of Credit
The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of December 31, 2018.
10.    Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Portfolio trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

11.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Portfolio has adopted the Final Rule for the current period.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest and Board of Trustees of State Street International Developed Equity Index Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street International Developed Equity Index Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from April 29, 2016 (commencement of operations) through December 31, 2016 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and the period from April 29, 2016 (commencement of operations) through December 31, 2016, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2019
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STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
28

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Developed Equity Index Portfolio	0.16%	$886.20	$0.76	$1,024.40	$0.82
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.
Special Meeting of Shareholders — Voting Results
A special meeting of shareholders of State Street Master Funds (the “Trust”) was held on December 18, 2018 to elect the following four nominees as Trustees of the Trust: Michael A. Jessee, Ellen M. Needham, Donna M. Rapaccioli and John R. Costantino. At the meeting the following votes were recorded:
Nominee	Shares For	Shares Withheld
Michael A. Jessee	70,681,020,370.077	7,661,214,196.910
Ellen M. Needham	77,884,129,343.272	458,105,223.715
Donna M. Rapaccioli	78,036,680,506.030	305,554,060.957
John R. Costantino	78,035,382,515.554	306,852,051.433
The other Trustees whose term of office continued after the meeting are as follows: James E. Ross, Michael F. Holland, Patrick J. Riley, Richard D. Shirk, Bruce D. Taber and Rina K. Spence.
29

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67
30

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – present).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	185	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

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STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
32

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about Portfolio's directors and is available, without charge, upon request and by calling 1-877-521-4083.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent of the Portfolio
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITHIDEAR

Item 2.	Code of Ethics.

As of the end of the period covered by this report, State Street Master Funds (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Michael F. Holland, Richard D. Shirk and John R. Costantino and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2018 and December 31, 2017, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $187,052 and $180,177, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2018 and December 31, 2017, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended December 31, 2018 and December 31, 2017, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns were $45,420 and $45,420, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2018 and December 31, 2017, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2018 and December 31, 2017, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $6,581,832 and $7,777,372, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Trust’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2018 and December 31, 2017, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $36,297,003 and $40,983,185, respectively. The figure for the fiscal year ended December 31, 2017 was previously reported as $28,718,894 and has been restated to include certain other audit fees totaling $12,264,291, in the aggregate, primarily relating to statutory and financial statement audits, the requirement to opine on the design and operating effectiveness of internal control over financial reporting and accounting consultations.

(h)

E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s last fiscal quarter of the period covered by this Form N-CSR filing that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13.	Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STATE STREET MASTER FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: March 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: March 6, 2019

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date: March 6, 2019